Registration Nos.:   033-82268 and
                                                                     811-08670

              As filed with the Securities and Exchange Commission
                                on April 28, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

         Post-Effective Amendment No. 14                                     X

                                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 15                                                    X

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           USAA LIFE INSURANCE COMPANY
                               (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

         Depositor's Telephone Number, including Area Code: 210-498-8000

                              MARK S. HOWARD, ESQ.
                  Senior Vice President, Secretary and Counsel
                           USAA Life Insurance Company
                            9800 Fredericksburg Road
                          San Antonio, Texas 78288-4501
                    (Name and Address of Agents for Service)

                                   Copies to:

                              DIANE E. AMBLER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                                 (202) 778-9886

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

   [   ]        Immediately upon filing pursuant to paragraph (b) of Rule 485

   [ X ]        On May 1, 2005  pursuant to paragraph (b) of Rule 485

   [   ]        60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [   ]        On May 1, 2005 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   [   ]        This post-effective amendment designates a new effective
                date for previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

                                VARIABLE ANNUITY
                                   PROSPECTUS

                                   May 1, 2005


USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone:  1-800-531-2923

USAA Life Insurance Company (USAA LIFE) is offering a flexible premium deferred combination fixed and variable annuity contract (CONTRACT) to the general public. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 18 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 17 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds (FUNDS):

USAA LIFE INVESTMENT TRUST                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------                 ---------------------------------------
USAA Life Growth and Income Fund           Fidelity VIP Contrafund(R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund           Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life World Growth Fund
USAA Life Diversified Assets Fund
USAA Life Income Fund

VANGUARD(R) VARIABLE INSURANCE FUND        SCUDDER VARIABLE SERIES I
-----------------------------------        -------------------------
Vanguard Diversified Value Portfolio       Scudder VS I Capital Growth Portfolio, Class A Shares
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio           THE ALGER AMERICAN FUND
Vanguard Small Company Growth Portfolio    -----------------------
Vanguard International Portfolio           Alger American Growth Portfolio, Class O Shares
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market Portfolio


USAA Life (WE) have filed a Statement of Additional Information, dated May 1, 2005, with the Securities and Exchange Commission (SEC). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this prospectus. Its contents appear on page 40. For a free copy, call 1-800-531-2923.


                      INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT
                      DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
                      THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY
                      THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
                      ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO
                      INVESTMENT
IMPORTANT             RISKS, AND MAY LOSE VALUE.
 NOTICES
                      THE SEC HAS NOT APPROVED OR DISAPPROVED THE
                      SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED
                      UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO
                      TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

----------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS

TABLE OF CONTENTS
----------------------------------------------

                      Index of Important Terms................................3
                      Expenses................................................4
                      The Contract at a Glance...............................10
                      How the Contract Works.................................11
CONTRACT FEATURES     Investment Choices.....................................13
                      Special Services.......................................20
                         Automatic Payment Plan .............................20
                         Dollar Cost Averaging Program.......................20
                         Systematic Withdrawal Program.......................20
                         Automatic Asset Rebalancing.........................20
                      Your Contract Value....................................21
                      Annuity Benefits.......................................22
                      Death Benefits.........................................25



                      How Do I...
                      ...  Contact USAA Life.................................26
                      ...  Buy a Contract....................................26
                      ...  Invest More Money.................................27
                      ...  Access My Money...................................27
TRANSACTIONS          ...  Change My Investment Choices......................27
                      ...  Change My Premium Allocations.....................29
                      ...  Change My Annuity Date............................29
                      ...  Change My Annuitant...............................29
                      ...  Change My Beneficiary.............................29
                      ...  Transfer or Assign Ownership......................30
                      ...  Place a Telephone Request.........................30
                      ...  Cancel My Contract during the Free Look...........30
                      ...  Keep Track of My Investments......................30
                      ...  Start Receiving Annuity Payments..................31
                      ...  Report a Death....................................31
                      Processing Dates.......................................31
                      Postponement of Payments...............................32



                      More Information About...
                      ...  USAA Life.........................................33
                      ...  The Separate Account..............................33
OTHER INFORMATION     ...  The Funds.........................................34
                      ...  The Contract......................................34
                      ...  Charges and Deductions............................35
                      Tax Information........................................37
                      Financial Information..................................39

                      Contents of Statement of Additional Information........40


                                VA Contract -- 2

----------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS
----------------------------------------------








TERM                                                                      PAGE
----                                                                      ----

ACCUMULATION UNIT ..........................................................22
ANNUITANT ..................................................................12
ANNUITY DATE ...............................................................11
ANNUITY UNIT ...............................................................23
BENEFICIARY ................................................................12
CONTRACT ....................................................................1
CONTRACT YEAR...............................................................20
DISTRIBUTION OPTION.........................................................22
EFFECTIVE DATE..............................................................11
FIXED ANNUITY PAYMENTS .....................................................22
FIXED FUND ACCOUNT .........................................................19
FIXED FUND ACCOUNT VALUE ...................................................21
FREE LOOK PERIOD ...........................................................10
FUNDS .......................................................................1
GENERAL ACCOUNT ............................................................19
NONQUALIFIED PLAN ..........................................................12
PROOF OF DEATH .............................................................31
QUALIFIED PLAN .............................................................12
VARIABLE ANNUITY PAYMENTS ..................................................22
VARIABLE FUND ACCOUNTS .....................................................13
VARIABLE FUND ACCOUNT VALUE.................................................21



                                VA Contract -- 3

--------
EXPENSES
--------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The tables do not show premium taxes and other taxes which may apply.

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

------------------------------------------------------------------------------
                CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                     None
------------------------------------------------------------------------------
Deferred Sales Load                                                 None
------------------------------------------------------------------------------
Surrender Fees                                                      None(1)
------------------------------------------------------------------------------
Transfer or Exchange Fees                                           None(1.1)
------------------------------------------------------------------------------
(1) There are no surrender fees for withdrawals or transfers from a Variable Fund Account. However, for Contracts issued on or after August 1, 2003, funds that you withdraw or transfer out of the Fixed Fund Account - including funds that were previously transferred into the Fixed Fund Account from a Variable Fund Account - are subject to a maximum 7% surrender fee, described under "Fixed Fund Account Withdrawal Charge" in the CHARGES & DEDUCTIONS section of this prospectus.

(1.1) We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


--------------------------------------------------------------------------------
          PERIODIC FEES AND EXPENSES OTHER THAN FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

Contract Maintenance Charge                                               $30(2)
--------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average net assets)
--------------------------------------------------------------------------------
         Mortality and Expense Risk Fee                                    .65%
--------------------------------------------------------------------------------
         Administrative Expense Fee                                        .10%
--------------------------------------------------------------------------------

Total Separate Account Annual Expenses                                     .75%
--------------------------------------------------------------------------------

(2) This charge is deducted on each Contract anniversary. If you surrender your Contract, we deduct the entire charge for that year.


The next table shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2004 that you may pay periodically during the time you own the Contract. More information concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM          MAXIMUM
-------------------------------------------------------------------------------
Expenses that are deducted from Fund assets,
including management fees and other expenses(3)        .14%             1.29%
-------------------------------------------------------------------------------
(3) The maximum actual total Fund operating expense was .95% as the result of an agreement that caps expenses for the USAA Life Investment Trust. The agreement may be terminated at any time by USAA Life Investment Trust. For additional information, please see footnote 5 below.


                                VA Contract -- 4

This table shows the operating expenses (before and after reimbursement) charged by each Fund for the fiscal year ended December 31, 2004.

                                           FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                MANAGEMENT       OTHER EXPENSES    TOTAL FUND
VARIABLE FUND ACCOUNT                           FEES                               OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
USAA LIFE
INVESTMENT TRUST(4)
-----------------------------------------------------------------------------------------------------------
Growth and Income(5)                                   .20               .32            .52
-----------------------------------------------------------------------------------------------------------
Aggressive Growth(5)                                   .50               .79           1.29
-----------------------------------------------------------------------------------------------------------
World Growth(5)                                        .35               .80           1.15
-----------------------------------------------------------------------------------------------------------
Diversified Assets(5)                                  .20               .43            .63
-----------------------------------------------------------------------------------------------------------
Income(5)                                              .20               .59            .79
-----------------------------------------------------------------------------------------------------------

VANGUARD(R)
VARIABLE
INSURANCE FUND
-----------------------------------------------------------------------------------------------------------

Diversified Value Portfolio                            .40               .02            .42
-----------------------------------------------------------------------------------------------------------
Equity Index Portfolio                                 .12               .02            .14
-----------------------------------------------------------------------------------------------------------
Mid-Cap Index Portfolio                                .21               .03            .24
-----------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio                         .44               .02            .46
-----------------------------------------------------------------------------------------------------------
International Portfolio                                .33               .08            .41
-----------------------------------------------------------------------------------------------------------
REIT Index Portfolio                                   .27               .04            .31
-----------------------------------------------------------------------------------------------------------
High Yield Bond  Portfolio                             .21               .03            .24
-----------------------------------------------------------------------------------------------------------
Money Market Portfolio                                 .12               .03            .15
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS(6)
-----------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio, Initial Class(6)              .57               .11            .68
-----------------------------------------------------------------------------------------------------------
Equity-Income Portfolio, Initial Class(6)              .47               .11            .58
-----------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE                                       .47               .03            .50
SERIES I(7)
Capital Growth Portfolio, Class A Shares
-----------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND(8)                                 .75               .10            .85

Growth Portfolio, Class O Shares
-----------------------------------------------------------------------------------------------------------

(4)   A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the
      Funds' expenses. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses.
      Total Fund Operating Expenses reflect total operating expenses of the funds before reductions of any expenses paid indirectly. The funds' expenses paid indirectly did not affect the expense ratios.

(5)   Pursuant to an Administrative Services Agreement, USAA Life and USAA Life Investment Trust have agreed to cap fund expenses, including, but not limited to administrative expenses and investment advisory expenses, as follows: .95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life
      Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income
      Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any expenses paid indirectly. The agreement may be terminated at any time by USAA Life Investment
      Trust or upon 60 days written notice by USAA Life.

    With this cap, the Funds' Total Fund Operating Expenses After Reimbursement were as follows:


                                VA Contract -- 5


             FUND                 TOTAL ANNUAL              AMOUNT OF               TOTAL FUND OPERATING
                               OPERATING EXPENSES         REIMBURSEMENT         EXPENSES AFTER REIMBURSEMENT
    Growth & Income                    .52                       0                           .52
    Aggressive Growth                 1.29                     .34                           .95
    World Growth                      1.15                     .20                           .95
    Diversified Assets                 .63                      0                            .63
    Income                             .79                     .14                           .65

(6)  A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund expenses. In addition, through arrangements with the Fund custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund custodian expenses. Including theses reductions, the total class operating expenses would have been 0.66% for VIP Contrafund(R); and 0.57% for
     Equity-Income. These offsets may be discontinued at any time.

(7)  Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.08%.

(8)  Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract maintenance charge, separate account annual expenses, and Fund fees and expenses. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------------------

NAME OF VARIABLE FUND ACCOUNT                               1 YR.          3 YRS.         5 YRS.        10 YRS.

-------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                 $158           $491           $ 847        $1,848
-------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                  234            721           1,234         2,637
-------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                                       221            680           1,165         2,499
-------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                                 169            525            904          1,965
-------------------------------------------------------------------------------------------------------------------
USAA Life Income                                             185            573            985          2,133
-------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                         148            461            796          1,740
-------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                              121            375            650          1,431
-------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                             131            406            702          1,543
-------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                      152            473            816          1,783
-------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                             147            458            791          1,729
-------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                                137            427            739          1,620
-------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                           131            406            702          1,543
-------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                              122            378            655          1,442
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         174            540            929          2,018
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         164            510            878          1,912
-------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio                        156            485            837          1,826
-------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio, Class O Shares              191            591           1,015         2,195
-------------------------------------------------------------------------------------------------------------------


ACCUMULATION UNIT DATA
----------------------

The tables below show the Accumulation Unit Values (AUV) of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account

                                VA Contract -- 6
invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

--------------------------------------------------------------------------------------------------------------------
             USAA LIFE GROWTH AND INCOME                                  USAA LIFE AGGRESSIVE GROWTH
--------------------------------------------------------------------------------------------------------------------
  VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS        VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                            VALUE               (000)                                 UNIT VALUE            (000)
--------------------------------------------------------------------------------------------------------------------
   12/31/2004            $24.842580           2,552             12/31/2004         $17.395179            1,102
--------------------------------------------------------------------------------------------------------------------
   12/31/2003            $22.521772           2,615             12/31/2003         $15.425424            1,229
   12/31/2002            $17.449936           2,738             12/31/2002         $11.836938            1,270
   12/31/2001            $22.397368           3,122             12/31/2001         $17.214778            1,443
   12/31/2000            $23.978970           3,225             12/31/2000         $22.654870            1,637
   12/31/1999            $23.296591           3,598             12/31/1999         $26.991318              789
   12/31/1998            $20.468785           3,697             12/31/1998         $13.993064              317
   12/31/1997            $19.287258           3,242             12/31/1997         $11.735078              197
   12/31/1996            $15.432048           1,515
   12/31/1995            $12.579981             205

Starting Date: 02/06/1995     AUV $10.00                       Starting Date: 05/01/1997     AUV $10.00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                USAA LIFE WORLD GROWTH                                    USAA LIFE DIVERSIFIED ASSETS
----------------------------------------------------------------------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT     NUMBER OF UNITS       VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                            VALUE                (000)                                UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
   12/31/2004            $21.338997             973             12/31/2004         $25.347745            2,005
----------------------------------------------------------------------------------------------------------------------
   12/31/2003            $18.197983             873             12/31/2003         $23.537372            1,979
   12/31/2002            $14.273481             917             12/31/2002         $19.611603            1,956
   12/31/2001            $16.988356           1,009             12/31/2001         $22.295041            1,896
   12/31/2000            $20.654406           1,144             12/31/2000         $19.815589            1,684
   12/31/1999            $23.209674           1,003             12/31/1999         $19.192009            2,072
   12/31/1998            $17.860722           1,066             12/31/1998         $17.974654            1,841
   12/31/1997            $16.144375           1,168             12/31/1997         $16.518656            1,401
   12/31/1996            $14.314911             692             12/31/1996         $13.844197              696
   12/31/1995            $11.947438             161             12/31/1995         $12.243941               86

Starting Date: 02/06/1995     AUV $10.00                       Starting Date: 02/06/1995     AUV $10.00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                   USAA LIFE INCOME                                   VANGUARD DIVERSIFIED VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS        VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                            VALUE               (000)                                 UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
   12/31/2004            $18.375219           1,256             12/31/2004         $12.366271              678
----------------------------------------------------------------------------------------------------------------------
   12/31/2003            $17.817055           1,517             12/31/2003         $10.343108              400
   12/31/2002            $17.110216           1,511             12/31/2002          $7.947514              288
   12/31/2001            $15.969161           1,433             12/31/2001          $9.336800              271
   12/31/2000            $15.007467             879
   12/31/1999            $13.262741           1,208
   12/31/1998            $14.089499           1,280
   12/31/1997            $13.002940             545
   12/31/1996            $11.785992             430
   12/31/1995            $11.848795              89

Starting Date: 02/06/1995     AUV $10.00                       Starting Date: 05/01/2001     AUV $10.00
----------------------------------------------------------------------------------------------------------------------


                                                VA Contract -- 7

----------------------------------------------------------------------------------------------------------------------
           VANGUARD EQUITY INDEX PORTFOLIO                              VANGUARD MID-CAP INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
    VALUE AS OF:        ACCUMULATION UNIT      NUMBER OF          VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                              VALUE           UNITS (000)                             UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
       12/31/2004             $11.211453        2,713              12/31/2004         $13.342282              905
----------------------------------------------------------------------------------------------------------------------
       12/31/2003             $10.194632        2,886              12/31/2003         $11.173063              693
       12/31/2002              $7.995176        2,594              12/31/2002          $8.397224              608
       12/31/2001             $10.341906        2,699              12/31/2001          $9.912441              210
       12/31/2000             $11.844646        2,498
       12/31/1999             $13.147788        2,317
       12/31/1998             $11.003536        1,136

Starting Date: 05/01/1998     AUV $10.00                       Starting Date: 05/01/2001     AUV $10.00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
       VANGUARD SMALL COMPANY GROWTH PORTFOLIO                           VANGUARD INTERNATIONAL PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
    VALUE AS OF:        ACCUMULATION UNIT      NUMBER OF          VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                              VALUE           UNITS (000)                             UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
       12/31/2004             $12.923156          847              12/31/2004           $11.298788              958
----------------------------------------------------------------------------------------------------------------------
       12/31/2003             $11.293026          893              12/31/2003            $9.532794              724
       12/31/2002              $8.065415          650              12/31/2002            $7.120925              507
       12/31/2001             $10.696387          456              12/31/2001            $8.670638              473
       12/31/2000             $10.043462          440              12/31/2000           $10.881890              218
       12/31/1999             $10.526480          441              12/31/1999           $13.154856              106
       12/31/1998              $8.825971          257              12/31/1998           $10.386978               55

Starting Date: 05/01/1998     AUV $10.00                       Starting Date: 05/01/1998     AUV $10.00
----------------------------------------------------------------------------------------------------------------------
             VANGUARD REIT INDEX PORTFOLIO                              VANGUARD HIGH YIELD BOND PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
    VALUE AS OF:        ACCUMULATION UNIT      NUMBER OF          VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                              VALUE           UNITS (000)                             UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
       12/31/2004             $19.599546         1,003               12/31/2004         $12.427863              486
----------------------------------------------------------------------------------------------------------------------
       12/31/2003             $15.130721           724               12/31/2003         $11.537996              367
       12/31/2002             $11.252063           606               12/31/2002          $9.946870              140
       12/31/2001             $10.950003           102               12/31/2001          $9.869512               72

Starting Date: 05/01/2001     AUV $10.00                        Starting Date: 05/01/2001     AUV $10.00
----------------------------------------------------------------------------------------------------------------------
            VANGUARD MONEY MARKET PORTFOLIO                               FIDELITY VIP CONTRAFUND(R) PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
    VALUE AS OF:        ACCUMULATION UNIT      NUMBER OF          VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                              VALUE           UNITS (000)                             UNIT VALUE            (000)
----------------------------------------------------------------------------------------------------------------------
       12/31/2004              $1.361282         8,281               12/31/2004         $12.510637              444
----------------------------------------------------------------------------------------------------------------------
       12/31/2003              $1.354439         9,196               12/31/2003         $10.915691              338
       12/31/2002              $1.350997        17,359               12/31/2002         $ 8.561012              244
       12/31/2001              $1.338044        24,394               12/31/2001         $ 9.515065               73
       12/31/2000              $1.293846        20,126
       12/31/1999              $1.227534        25,382
       12/31/1998              $1.178565        18,760
       12/31/1997              $1.127755        13,416
       12/31/1996              $1.082816        10,383
       12/31/1995              $1.040729         5,478

Starting Date: 02/06/1995     AUV $1.00                          Starting Date: 05/01/2001     AUV $10.00

----------------------------------------------------------------------------------------------------------------------


                                                   VA Contract -- 8

------------------------------------------------------------
         FIDELITY VIP EQUITY INCOME PORTFOLIO
------------------------------------------------------------
    VALUE AS OF:         ACCUMULATION      NUMBER OF UNITS
                          UNIT VALUE            (000)
------------------------------------------------------------
       12/31/2004           $11.128020            341
------------------------------------------------------------
       12/31/2003           $10.052958            241
       12/31/2002           $ 7.771493            151
       12/31/2001           $ 9.427762             95

Starting Date: 05/01/2001     AUV $10.00
------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
        SCUDDER VS I CAPITAL GROWTH PORTFOLIO                       ALGER AMERICAN GROWTH PORTFOLIO,
                                                                             CLASS O SHARES
------------------------------------------------------------------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT       NUMBER OF       VALUE AS OF:       ACCUMULATION      NUMBER OF UNITS
                            VALUE            UNITS (000)                          UNIT VALUE            (000)
------------------------------------------------------------------------------------------------------------------
      12/31/2004            $22.282837          1,210          12/31/2004         $24.610503            1,920
------------------------------------------------------------------------------------------------------------------
      12/31/2003            $20.790583          1,403          12/31/2003         $23.504239            2,201
      12/31/2002            $16.508497          1,519          12/31/2002         $17.520609            2,319
      12/31/2001            $23.487941          1,835          12/31/2001         $26.344044            2,722
      12/31/2000            $29.346175          2,082          12/31/2000         $30.100055            3,059
      12/31/1999            $32.816021          1,837          12/31/1999         $35.583778            2,885
      12/31/1998            $24.448446          1,543          12/31/1998         $26.806157            2,053
      12/31/1997            $19.989715          1,125          12/31/1997         $18.239579            1,722
      12/31/1996            $14.894774            689          12/31/1996         $14.672583            1,639
      12/31/1995            $12.543192             93          12/31/1995         $13.095503              630

Starting Date: 02/06/1995     AUV $1.00                    Starting Date: 02/06/1995    AUV $10.00
------------------------------------------------------------------------------------------------------------------


                                                   VA Contract -- 9

------------------------
THE CONTRACT AT A GLANCE
------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

---------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PAYMENTS             You can purchase a Contract with as little as $1,000. You can add to your
                              Contract as often and as much as you like, but each payment must be at least $100.
                              You must maintain a minimum Contract value of $1,000. In summary:
                                 Minimum initial payment:        $1,000
                                 Minimum subsequent payment:     $  100
                                 Minimum Contract value:         $1,000

                              Lower minimums apply to United Services Automobile Association (USAA) employees and
                              Contracts held in IRA and other tax-qualified plans.

---------------------------------------------------------------------------------------------------------------------------
FREE LOOK                     You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside) (FREE LOOK PERIOD). Your initial premium payment allocated to any of the
                              Variable Fund Accounts is invested in the  Vanguard Money Market Portfolio Variable Fund
                              Account during the Free Look Period plus five calendar days.  (See PROCESSING DATES -
                              SPECIAL PROCESSING in this prospectus.)

---------------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES              For your convenience, we offer these special services:
                              o  Automatic Payment Plan
                              o  Dollar Cost Averaging Program
                              o  Systematic Withdrawal Program
                              o  Automatic Asset Rebalancing

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            The Contract offers 18 investment choices including:

                              o  1 Fixed Fund Account (guaranteed to earn at least 3% interest)*
                              o  17 Variable Fund Accounts each of which invests exclusively in a corresponding
                                 Fund of:
                                 *  the USAA Life Investment Trust (Trust),
                                 *  the Vanguard Variable Insurance Fund (Vanguard Fund),
                                 *  the Fidelity Variable Insurance Products (Fidelity Funds),
                                 *  the Scudder Variable Series I (Scudder Series), or
                                 *  the Alger American Fund (Alger Fund).

                              *NOT AVAILABLE IN ALL STATES
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE        To find out current rates being paid on the Fixed Fund Account, call us at 1-800-531-2923.
                              To find out how the Variable Fund Accounts have performed, please refer to
                              Performance Information. You can obtain more current information by visiting us online at USAA.COM or by calling the toll-free USAA Touchline(R) at 1-800-531-5433.

---------------------------------------------------------------------------------------------------------------------------
ANNUITY BENEFITS              You can choose from a variety of annuity payment options:
                                 o  5 fixed annuity payment options
                                 o  3 variable annuity payment options
                                 o  1 systematic withdrawal option

---------------------------------------------------------------------------------------------------------------------------


                                                VA Contract -- 10


---------------------------------------------------------------------------------------------------------------------------
DEATH BENEFITS                If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                                 o  the value of your Contract (CONTRACT VALUE) on the date we receive proof of death, or
                                 o  total premiums paid less withdrawals and premium taxes.

                              If you are not the Annuitant and the Annuitant dies before the day annuity payments begin, you can name a new Annuitant. No death benefit will be paid. If the Annuitant dies on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.

---------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your money among your investment choices up to 18 times per Contract Year.
                              You must transfer at least $100 or, if less, the remaining balance in the Fixed or
                              Variable Fund Account from which you are transferring. (See HOW DO I CHANGE MY
                              INVESTMENT CHOICES?)

                              We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

---------------------------------------------------------------------------------------------------------------------------
WITHDRAWALS                   You may withdraw some or all of your money at any time before annuity payments begin.
                              The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A surrender fee may apply to withdrawals from the Fixed Fund Account. (See CHARGES AND DEDUCTIONS) A
                              10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old.
                              (See HOW DO I ACCESS MY MONEY?)

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
---------------------------------------------------------------------------------------------------------------------------

----------------------
HOW THE CONTRACT WORKS
----------------------

The Contract basically works in two ways.

1ST, the Contract can help you save for retirement or other financial needs because you can invest in up to 18 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the ACCUMULATION PHASE of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the EFFECTIVE DATE) and continues to the date you begin receiving annuity payments (we call that the ANNUITY DATE). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2ND, the Contract can help you plan for retirement or other financial needs because you can use it to receive income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under Annuity Benefits - Distribution Options. You do this during what we call the DISTRIBUTION PHASE of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the


                                VA Contract -- 11

     Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary (up or down) depending on the performance of the corresponding Funds.

You can use the Contract with a NONQUALIFIED PLAN or a QUALIFIED PLAN.

     o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
     o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity (IRA) or tax-sheltered annuity (TSA) that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

  EFFECTIVE             ACCUMULATION
  DATE                      PHASE            ANNUITY DATE             DISTRIBUTION PHASE

                                                 ^                   ^
   O---------------------------------------------|-------------------|--------------------------------------->
   ^      You save for retirement                                                            -->  ?

You buy                                      You start             You can receive         Or you can receive
a Contract                                   receiving annuity     annuity payments        annuity payments
                                             payments or           for a set period        for as long as you
                                             receive a lump                                live
                                             sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):

     o  the investment choices during the Accumulation and Distribution Phases;
     o  the amount and timing of your premium payments and withdrawals;
     o  the special services you want to use to invest or withdraw money;
     o  the annuity payment option you want to use to receive income;
     o the annuitant (either yourself or someone else) on whose life the annuity payments will be based (ANNUITANT);
     o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies (BENEFICIARIES); and
     o  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See MORE INFORMATION ABOUT - THE CONTRACT.) In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.


                               VA Contract -- 12

------------------
INVESTMENT CHOICES
------------------

During the Accumulation Phase, you may select up to 18 investment choices, including 17 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

VARIABLE FUND ACCOUNTS
----------------------

The Contract offers 17 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. PLEASE READ EACH FUND PROSPECTUS CAREFULLY.

----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                       PRINCIPAL INVESTMENT STRATEGIES                INVESTOR PROFILE
& INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO,       o  Normally invests at least 80% of             May be appropriate for investors who
INITIAL CLASS                                  total assets in income-producing equity      are willing to ride out stock market
                                               securities, which tends to lead to           fluctuations in pursuit of potentially
Objective:                                     investments in large cap value stocks.       above-average long-term returns.
----------                                  o  Potentially invests  in other types          Designed for those who want some
Reasonable income.  The Fund will also         of equity securities and debt securities,    income from equity and bond securities,
consider the potential for capital             including lower-quality debt securities.     but also want to be invested in the
appreciation.  The Fund's goal is to        o  Invests in domestic and foreign              stock market for its long-term
achieve a yield which exceeds the              issuers.                                     growth potential.
composite yield on the securities           o  Uses fundamental analysis of each
comprising the S&P 500(R) Index.               issuer's financial condition and
                                               industry position and market and
Adviser:                                       economic conditions to select
-------                                        investments.
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
----------------------------------------------------------------------------------------------------------------------------------

                                                         MULTI-CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH AND INCOME FUND            o  Invests primarily in equity securities       Designed for the investor seeking to
                                               that show the best potential for total       benefit from long-term growth of
                                               return through a combination of              capital and return.  Because the
Objective:                                     capital appreciation and income.  The        Fund emphasizes investments in
---------                                      term equity securities is generally used     common stocks, its value will
 Primary:  Capital growth                      to include common stocks, securities         fluctuate based on market
 Secondary:  Current income                    convertible into common stocks, and          conditions.  Consequently, the Fund
                                               securities that carry the right to buy       should not be relied upon for
 Adviser:                                      common stocks.                               short-term financial needs or
 -------                                     o Ivestments in convertible                    short-term investment in the stock
 USAA Investment Management Company            securities is limited to 5% of assets.       market.
 9800 Fredericksburg Road                      May invest in nonconvertible debt
 San Antonio, Texas 78288                      securities and preferred stock.
                                             o While most of the fund's assets
 Subadviser:                                   will be invested in U.S. securities, up
 -----------                                   to 20% of the fund's total assets may be
 Wellington Management Company, LLP            invested in foreign securities purchased
 75 State Street                               in either foreign or U.S markets. These
 Boston, Massachusetts  02109                  foreign holdings may include securities
                                               issued in emerging markets as well as
                                               securities issued in established markets.

----------------------------------------------------------------------------------------------------------------------------------


                                                         VA Contract -- 13


----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                       PRINCIPAL INVESTMENT STRATEGIES                INVESTOR PROFILE
& INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                                                        MULTI -CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE PORTFOLIO        o   Invests primarily in common stocks          May be a suitable investment for you
                                                of large and medium-size companies whose    if:  (1) You wish to add a stock
Objective:                                      stocks are considered by the adviser to     fund to your existing holdings,
----------                                      be undervalued and out of favor with        which could include other stock
Long-term growth of capital and a               investors.  Such value stocks typically     investments as well as bond and
moderate level of dividend income               have above-average dividend yields and/or   money market investments.  (2) You
                                                below-average prices in relation to such    want a stock fund employing a value
Adviser:                                        financial measures as earnings, book        approach in seeking long-term growth
-------                                         value, and cash flow.                       in capital as well as moderate level
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                   of dividend income.
One McKinney Plaza
3232 McKinney Ave., 15th Floor
Dallas, Texas 75204
----------------------------------------------------------------------------------------------------------------------------------
                                                       LARGE-CAP GROWTH FUNDS
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O    o  Invests primarily in equity securities,      May be appropriate for investors
SHARES*                                        such as common or preferred stocks,          seeking long-term capital appreciation.
                                               which are listed on U.S. exchanges or
Objective:                                     in the over-the-counter market.
----------                                  o  The Fund invests primarily in growth
Long-term capital appreciation                 stocks.
                                            o  Under normal circumstances, the Fund
Adviser:                                       invests primarily in the equity
-------                                        securities of large companies with a
Fred Alger Management, Inc.                    market capitalization of $1 billion or
111 Fifth Avenue                               greater.
New York, NY  10003

*The Alger American Fund offers both
Class O and Class S shares. The classes
differ only in that Class S shares are
subject to distribution and shareholder
servicing fees, while Class O shares are
not. Only Class O shares are available
under the contract.
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VS I CAPITAL GROWTH PORTFOLIO,     o  Invests at least 65% of total                May be appropriate for investors
CLASS A SHARES                                assets in common stocks of U.S.              seeking long-term growth.
                                               companies.
Objective:                                 o  Although the Fund can invest in
----------                                    companies of any size, it generally
Maximize long-term capital growth             focuses on established companies that are
through a broad and flexible investment       similar in size to the companies in the
program                                       S&P 500 Index.  The Fund intends to
                                              invest primarily in companies whose
Adviser:                                      market capitalizations fall within the
-------                                       normal range of the Index.
Deutsche Investment Management Americas
Inc.
345 Park Avenue
New York, New York 10154
----------------------------------------------------------------------------------------------------------------------------------


                                                         VA Contract -- 14

----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                       PRINCIPAL INVESTMENT STRATEGIES                INVESTOR PROFILE
& INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND            o  Invests primarily in equity                  Designed for the investor seeking to
                                               securities of large companies that are       benefit from long-term growth of
Objective:                                     selected for their growth potential. The     capital.  Generally, this Fund is
----------                                     term equity securities is generally used     expected to have a greater potential
Appreciation of capital                        to include common stocks, convertible        than growth and income funds, but is
                                               for long-term capital appreciation           also significantly more volatile.
Adviser:                                       securities, and securities that carry the
-------                                        right to buy common stocks.
USAA Investment Management Company
9800 Fredericksburg Road                    o  WHILE MOST OF THE FUND'S ASSETS
San Antonio, Texas 78288                       WILL BE INVESTED IN U.S. SECURITIES, UP
                                               TO 20% OF THE FUND'S TOTAL ASSETS MAY BE
Subadviser:                                    INVESTED IN FOREIGN SECURITIES PURCHASED
-----------                                    IN EITHER FOREIGN OR U.S. MARKETS.
Marsico Capital Management, LLC
1200 17th Street, suite 1300
Denver, Colorado  80202
----------------------------------------------------------------------------------------------------------------------------------

                                                        LARGE -CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO,       o  Normally invests primarily in                May be appropriate for investors who
INITIAL CLASS                                  common stocks.                               are willing to ride out stock market
                                            o  Invests in securities of companies           fluctuations in pursuit of potentially
Objective:                                     whose value it believes is not fully         above-average long-term returns.
----------                                     recognized by the public.
Long-term capital appreciation              o  Invests in domestic and foreign
                                               issuers.
Adviser:                                    o  Invests in either growth stocks or
--------                                       value stocks or both.
Fidelity Management & Research Company      o  Uses fundamental analysis of each
82 Devonshire Street                           issuer's financial condition and
Boston, Massachusetts 02109                    industry position and market and
                                               economic conditions to select
                                               investments.


----------------------------------------------------------------------------------------------------------------------------------
                                                    S&P 500 INDEX OBJECTIVE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX PORTFOLIO             o  Employs a passively managed-or               May be a suitable investment for you
                                               index-approach, by holding all of the        if:  (1) you wish to add a low-cost,
Objective:                                     stocks in the Standard & Poor's 500          large-capitalization stock index
----------                                     Composite Stock Price Index in roughly       fund to your existing holdings,
Long-term growth of capital and income         the same proportion to their weighting in    which could include other stock
by attempting to match the performance         the Index.                                   investments as well as bond and
of a broad-based market index of stocks                                                     money market investments; (2) you
of large U.S. companies                                                                     want the potential for long-term
                                                                                            capital appreciation, with a
Adviser:                                                                                    moderate level of dividend income.
-------
The Vanguard Group
P.O. Box 2600 Valley Forge, Pennsylvania 19482
----------------------------------------------------------------------------------------------------------------------------------



                                                         VA Contract -- 15

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT
& INVESTMENT ADVISER                        STRATEGIES                                    INVESTOR PROFILE
----------------------------------------------------------------------------------------------------------------------------------
                                                          MID-CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX PORTFOLIO            o  Employs a passively managed-or               May be a suitable investment for you
                                               index-approach, by holding the stocks in     if: (1) you wish to add a low-cost,
Objective:                                     the Standard & Poor's MidCap 400 Index in    mid-capitalization stock index fund
----------                                     roughly the same proportion to their         to your existing holdings, which
Long-term growth of capital by                 weighting in the Index.                      could include other stock
attempting to match the performance of                                                      investments as well as bond and
a broad-based market index of stocks                                                        money market investments; (2) you
of medium-size U.S. companies                                                               want the potential for long-term
                                                                                            capital appreciation.
Adviser:
-------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                        SMALL-CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY GROWTH PORTFOLIO     o  Invests mainly in the stocks of              May be a suitable investment for you
                                               smaller companies (which, at the time of     if: (1) you wish to add a
Objective:                                     purchase, typically have a market value      small-capitalization growth stock
----------                                     of less that $1-$2 billion).  These          fund to your existing holdings, which
Long-term growth of capital                    companies are considered by the Fund's       could include other stock investments
                                               advisers to have above-average prospects     as well as bond and money market
Advisers:                                      for growth, but often provide little or      investments;  (2) you are seeking
--------                                       no dividend income.                          growth of capital over the long
Granahan Investment Management, Inc.                                                        term-at least five years;  (3) you
275 Wyman Street                                                                            are not looking for dividend income.
Waltham, Massachusetts 02154                                                                (4) You are willing to assume the
                                                                                            above-average risk associated with
Grantham, Mayo, Van Otterloo & Co. LLC                                                      investing in small-cap growth stocks.
40 Rowes Wharf
Boston, Massachusetts 02110
----------------------------------------------------------------------------------------------------------------------------------
                                                            BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------

USAA LIFE DIVERSIFIED ASSETS FUND          o  Invests in a diversified program             Designed for the investor seeking
                                              within one mutual fund by allocating the     the benefits of both long-term
Objective:                                    Fund's assets, under normal market           capital appreciation and current
----------                                    conditions, in the following target
Long-term capital growth, consistent          ranges:  50-70% for equity securities and    return.  Generally, the Fund is
with preservation of capital and              30-50% for debt securities and money         expected to have less exposure to
balanced by current income                    market instruments.  The ranges allow for    equity securities than growth funds.
                                              a variance within the investment
Adviser:                                      categories.
-------
USAA Investment Management Company          o The equity securities will consist
9800 Fredericksburg Road                      significantly of domestic common stocks
San Antonio, Texas 78288                      and, to a much lesser extent, may include
                                              shares of real estate investments trust
Subadviser:                                   (REITs).
-----------
(Equity Portion)                           o  While most of the Fund's assets
Wellington Management Company, LLP            will be invested in U.S. securities, up
75 State Street                               to 20% of the Fund's total assets may be
Boston, Massachusetts  02109                  invested in foreign or U.S. markets.
                                              These foreign holdings may include
                                              securities issued in emerging markets as
                                              well as securities issued in established
                                              markets.

                                           o  The fixed income component will be
                                              made up of the same types of debt
                                              securities and money market instruments
                                              in which the USAA Life Income Fund may
                                              invest.
----------------------------------------------------------------------------------------------------------------------------------

                                                         VA Contract -- 16

----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT
 & INVESTMENT ADVISER                        STRATEGIES                                    INVESTOR PROFILE
----------------------------------------------------------------------------------------------------------------------------------
                                                             GLOBAL FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            o  Invests primarily in equity
 USAA LIFE WORLD GROWTH FUND                   securities of both foreign (including       Designed for the investor seeking to
                                               emerging market) and domestic issuers.      diversify by investing in securities
 Objective:                                 o  May not invest more than 25% of             of both domestic and foreign issuers
 ----------                                    total assets in one industry.  The term     and who is prepared to bear the risks
 Long-term capital appreciation                equity securities is generally used to      of such investments.  Because of the
                                               include common stocks, securities           Fund's emphasis on equity securities
 Adviser:                                      convertible into common stocks, and         and securities of foreign issuers,
 -------                                       securities that carry the right to buy      the Fund should not be relied upon as
 USAA Investment Management Company            common stocks.                              a balanced investment program.
 9800 Fredericksburg Road                   o  Under normal market conditions, the
 San Antonio, Texas 78288                      Fund's investments will be diversified in
                                               at least three countries, one of which is
                                               the United States.

Subadviser:
-----------
MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116
----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL PORTFOLIO            o  Invests in the stocks of seasoned           May be a suitable investment for you
                                               companies located outside of the United     if:  (1) you wish to add an
Objective:                                     States.                                     international stock fund to your
----------                                  o  In selecting stocks, Schroder               existing holdings, which could include
Long-term growth of capital                    evaluates foreign markets around the        other stock investments as well as bond
                                               world. Within markets regarded as           and money market investments;  (2) you
                                               having favorable investment climates,       are seeking growth of capital over the
Adviser 1:                                     this adviser selects companies with         long-term -- at least five years;  (3)
----------                                     above-average growth potential whose        you are not looking for income;  (4)
Schroder Investment Management North           stocks sell at reasonable prices.           you are willing to assume the
America, Inc.                               o  Baillie Gifford uses a fundamental          additional risks (including currency
875 3rd Avenue, New York, NY 10022             approach to identify quality                and country risk) associated with
                                               growth companies and considers              international stocks.
                                               sustainable earnings and free cash flow
Subadviser:                                    growth to be critical factors in
----------                                     evaluating a company's prospects.
Schroder Investment Management                 Companies are screened first for quality
North America  Limited                         and then for value.  Baillie Gifford
31 Gresham Street                              looks for companies with attractive
London EC2V 7QA, England                       industry backgrounds, strong competitive
                                               positions within those industries, high
Adviser 2:                                     quality earnings and a positive approach
Baillie Gifford Overseas Ltd                   towards shareholders. The main
1 Rutland Court, Edinburgh EH3                 fundamental factors considered
8EY, Scotland                                  when analyzing companies in this
                                               bottom-up analysis are: earnings
                                               growth, cash flow growth,
                                               profitability, debt and interest
                                               coverage, and valuation.
----------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME FUND                       o  Invests primarily in U.S.                  Designed primarily for the investor
                                               dollar-denominated debt and                seeking to benefit from returns higher
Objective:                                     income-producing securities that have      than those available in a money market
----------                                     been selected for their high yields        fund.  An investor in this Fund should
Maximum current income without undue           relative to the risk involved.             also be willing to accept principal
risk to principal                           o  Debt securities must be                    fluctuations.  The Fund should not be
                                               investment-grade at the time of purchase   relied upon as a balanced investment
Adviser:                                                                                  program.
-------
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288
----------------------------------------------------------------------------------------------------------------------------------

                                                         VA Contract -- 17

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT
& INVESTMENT ADVISER                        STRATEGIES                                   INVESTOR PROFILE
----------------------------------------------------------------------------------------------------------------------------------
                                                        HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD HIGH YIELD BOND PORTFOLIO          o  Invests primarily in a                     May be a suitable investment for you
                                               diversified group of high-yielding,        if:  (1) you are seeking a high level
Objective:                                     higher-risk corporate bonds with           of income and are willing to take
----------                                     medium- and lower-range credit-quality     substantial risks in pursuit of higher
High level of income                           ratings, commonly known as junk bonds.     returns;  (2) you have a long-term
                                            o  The Fund emphasizes higher grades          investment horizon -- more than five
Adviser:                                       of credit quality within the high-yield    years.
-------                                        bond universe.  The Fund invests at
Wellington Management Company, LLP             least 80% of its assets in corporate
75 State Street                                bonds that are rated below Baa by
Boston, Massachusetts 02109                    Moody's Investors Service, Inc. or
                                               below BBB by Standard & Poor's
                                               Corporation.
                                            o  The Fund may not invest more than
                                               20% of its assets in any of the
                                               following taken as a whole:
                                               securities with credit ratings
                                               lower than B or that are unrated,
                                               convertible securities, and
                                               preferred stocks.
                                            o  The adviser may consider a
                                               security's potential for capital
                                               appreciation only when it is
                                               consistent with the objective of
                                               high and sustainable current income.
----------------------------------------------------------------------------------------------------------------------------------
                                                          REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------------------

VANGUARD REIT INDEX PORTFOLIO               o  Invests in the stocks of real              May be a suitable investment for you
                                               estate investment trusts (REITs), which    if:  (1) you are looking for a simple
Objective:                                     own office buildings, hotels, shopping     way to gain indirect exposure to the
----------                                     centers, and other properties.             real estate market to further
High level of income and moderate           o  The Portfolio employs a passively          diversify your existing holdings,
long-term growth of capital                    managed-or index-approach, by holding a    which could include other stock, bond,
                                               mix of securities that seeks to match      and money market investments;  (2) you
Adviser:                                       the performance of the Morgan Stanley      want a stock fund that offers the
-------                                        REIT Index, a benchmark of U.S. REITs.     potential for above-average dividend
The Vanguard Group                             Holdings of the Index, and thus of the     income;  (Historically, the securities
P.O. Box 2600                                  Portfolio, are weighted according to       that make up the Index have provided
Valley Forge, Pennsylvania 19482               each stock's market capitalization.        higher dividend income than those in
                                            o  The Portfolio holds each stock             the S&P 500 Index.)  (3) you are
                                               found in the Index in approximately the    seeking modest growth of capital over
                                               same proportion as represented in the      the long term-at least five years.
                                               Index itself.  For example, if a
                                               specific stock represented 2% of the
                                               Morgan Stanley REIT Index, the
                                               Portfolio would invest 2% in that stock.
----------------------------------------------------------------------------------------------------------------------------------
                                                          MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
 VANGUARD MONEY MARKET PORTFOLIO            o  Invests more than 25% of its
                                               assets in high-quality, short-term         May be a suitable investment for you
 Objective:                                    money market instruments issued by         if:  (1) you wish to add a money
 ----------                                    companies in the financial services        market fund to your existing holdings,
 Income while maintaining liquidity and a      industry.  The Fund also invests in        which might also include stock and
 stable share price of $1                      high-quality money market instruments      bond investments;  (2) you are seeking
                                               issued by non-financial corporations,      income and stability of principal.
                                               such as securities backed by the full
 Adviser:                                      faith and credit of the U.S.
 -------                                       government, securities issued by U.S.
 The Vanguard Group                            agencies, or obligations issued by
 P.O. Box 2600                                 corporations and financial institutions.
 Valley Forge, Pennsylvania 19482

----------------------------------------------------------------------------------------------------------------------------------

                                                         VA Contract -- 18

USAA Investment Management Company (USAA IMCO) is a wholly owned indirect subsidiary of USAA. Barrow Hanley Mewhinney & Strauss, Inc., the Vanguard Group, Marsico Capital Management, Granahan Investment Management, Inc., Grantham Mayo Van Otterloo & Co., MFS Investment Management, Schroder Investment Management North America, Inc., Baillie Gifford Overseas Ltd., Wellington Management Co., Fidelity Management & Research Corporation, Deutsche Investment Management Americas, Inc., and Fred Alger Management, Inc. are not affiliated with USAA.


FIXED FUND ACCOUNT
------------------

THE FIXED FUND ACCOUNT IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, MASSACHUSETTS, PENNSYLVANIA, OREGON, OR WASHINGTON. AMOUNTS INVESTED IN THE FIXED FUND ACCOUNT AS WELL AS AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS ARE PART OF OUR GENERAL ACCOUNT (GENERAL ACCOUNT). WE HAVE NOT REGISTERED THE INTERESTS IN THE GENERAL ACCOUNT WITH THE SEC, NOR HAVE WE REGISTERED THE GENERAL ACCOUNT WITH THE SEC AS AN INVESTMENT COMPANY. THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS.

The money that you invest in or transfer to the Fixed Fund Account during any month (NEW MONEY) will earn interest at what we call the NEW MONEY INTEREST RATE. We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the PORTFOLIO INTEREST RATE. We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account.


                               VA Contract -- 19

----------------
SPECIAL SERVICES
----------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you thirty days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

AUTOMATIC PAYMENT PLAN
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

DOLLAR COST AVERAGING PROGRAM
-----------------------------

This program allows you to regularly transfer money from one or more of the Fund Accounts (for example, the Vanguard Money Market Portfolio Fund Account) to your other investment choices. We will automatically transfer the amount you specify and invest it according to your instructions on file with us. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Fund Account from which you intend to make the transfer. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A CONTRACT YEAR is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See TAX INFORMATION.) You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

AUTOMATIC ASSET REBALANCING
---------------------------

USAA Life Insurance Company offers an automatic asset rebalancing service for funds in the Contract. During the accumulation phase, you may choose to automatically reallocate your account value among the Variable Fund Accounts of


                               VA Contract -- 20
the Contract to return your assets to your specified allocations. You must tell us:

(a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);
(b) how often you want the rebalancing to occur (monthly, quarterly, semiannually or annually); and
(c) the selected date for rebalancing (1st to the 28th of the month). Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the Variable Fund Accounts must be included in the rebalancing program.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the Fixed Fund Account. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Contract Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.

-------------------
YOUR CONTRACT VALUE
-------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

FIXED FUND ACCOUNT VALUE
------------------------

The value of your Contract in the Fixed Fund Account (FIXED FUND ACCOUNT VALUE) on any business day will equal:

     o  the sum of premium payments you invested in the Fixed Fund Account;
     o  plus accumulated interest;
     o plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     o  less the Fixed Fund Account portion of any Contract Maintenance Charges;
     o  less any withdrawals or transfers of value from the Fixed Fund Account;
        and
     o  less any applicable premium tax.

VARIABLE FUND ACCOUNT VALUE
---------------------------

We measure the value of your Variable Fund Accounts (VARIABLE FUND ACCOUNT VALUE) using a unit of measure we call the ACCUMULATION UNIT. When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

         EXAMPLE:
         You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide


                               VA Contract -- 21
         your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit (ACCUMULATION UNIT VALUE) for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at USAA.COM, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:

     o calculate the change in market value from the previous day for the underlying Fund;
     o subtract insurance charges such as mortality and expense risk charge and administrative charge; and
     o  add or subtract the result to the prior day's Accumulation Unit Value.

MINIMUM CONTRACT VALUE
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you thirty days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

----------------
ANNUITY BENEFITS
----------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or DISTRIBUTION OPTION you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

ANNUITY DATE
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See TAX INFORMATION.) If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the 95th birthday of the Annuitant. The Annuity Date must also be at least six months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least thirty days before the Annuity Date.

TYPES OF ANNUITY PAYMENTS
-------------------------

You may choose:
     o  fixed annuity payments,
     o  variable annuity payments,
     o  a combination of fixed and variable annuity payments, or
     o  systematic withdrawals.

FIXED ANNUITY PAYMENTS are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. VARIABLE ANNUITY PAYMENTS are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

AMOUNT OF ANNUITY PAYMENTS
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

                               VA Contract -- 22

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an ANNUITY UNIT to determine your subsequent payments. The amount of each subsequent variable annuity payment will equal the product of:
     o  the number of Annuity Units credited to you multiplied by

     o  the value of each Annuity Unit (ANNUITY UNIT VALUES).

NUMBER OF ANNUITY UNITS. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

ANNUITY UNIT VALUES. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's values and adjust them to reflect:
     o the performance of the corresponding Funds (including any dividends or capital gain distributions);
     o any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     o  Separate Account charges; and
     o an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the 3% ASSUMED RATE). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

DISTRIBUTION OPTIONS
--------------------

The Contract offers 6 Distribution Options (OPTIONS). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.


PLEASE NOTE THAT, ALTHOUGH DISTRIBUTION OPTIONS 1, 2, AND 3 ARE DESIGNED TO PROVIDE ANNUITY PAYMENTS FOR LIFE, ELECTING THESE OPTIONS ON A VARIABLE ANNUITY BASIS INVOLVES INVESTMENT RISKS. IF THE INVESTMENT PERFORMANCE OF THE VARIABLE FUND ACCOUNTS YOU SELECT IS POOR, THE AMOUNT OF FUTURE ANNUITY PAYMENTS COULD FALL SUBSTANTIALLY, POSSIBLY TO ZERO.


                               VA Contract -- 23

--------------------------------------------------------------------------------
OPTION 1                         Annuity payments for as long as the Annuitant
                                 is alive. Please note that the Annuitant or
                                 other payee could receive only one annuity
                                 payment if the Annuitant dies before the
INCOME PAYMENTS FOR LIFE         second annuity payment.

--------------------------------------------------------------------------------
OPTION 2
                                 Annuity payments for a certain period of time
INCOME PAYMENTS FOR LIFE WITH    even if the Annuitant dies before
A CERTAIN PERIOD GUARANTEED      that period of time has expired.

--------------------------------------------------------------------------------
OPTION 3
                                 Annuity payments for as long as the Annuitant
JOINT AND SURVIVOR               or the Joint Annuitant is alive. Please note
LIFE INCOME                      that an Annuitant or other payee could
                                 receive only one annuity payment Income if both
                                 Annuitants die before the second annuity payment. If one of these persons dies before the Annuity Date, the survivor becomes the sole
                                 Annuitant and may elect to receive any one or more of the other Distribution Options. As noted above, this Option may also be selected with payments for a certain period of time.

--------------------------------------------------------------------------------
OPTION 4
                                 Equal payments for an agreed upon period of
INCOME FOR SPECIFIED             time (not longer than thirty years).
PERIOD                           We determine the amount of each payment
                                 pursuant to an annuity payment
                                 table contained in the Contract.

--------------------------------------------------------------------------------
OPTION 5                         A sum of money is transferred to us.  In
                                 exchange, we agree, pursuant to an annuity
                                 payment table contained in the Contract, to
INCOME OF FIXED                  pay the specified amount of interest on
AMOUNT                           the principal and to make periodic payments
                                 of a fixed dollar amount that is chosen for as long as the principal and interest earnings last.

--------------------------------------------------------------------------------
OPTION 6
                                 Substantially equal monthly, quarterly,
                                 semiannual, or annual payments made over
SYSTEMATIC                       the life expectancy of the Annuitant or a
WITHDRAWALS                      shorter period of time. (See SPECIAL SERVICES
                                 - SYSTEMATIC WITHDRAWAL PROGRAM.)
--------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.


                               VA Contract -- 24

--------------
DEATH BENEFITS
--------------

DEATH BENEFITS PRIOR TO THE ANNUITY DATE
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the SPECIAL RULES FOR NON-NATURAL OWNERS below.

The death benefit is the greater of:

     o  the Contract Value on the date we receive proof of death; or

     o the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value that is in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires the death benefit to be paid out as follows:

     If you are also the Annuitant and
     o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within five years after your death.
     o  the Beneficiary is your spouse, then your spouse may:
        * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
        * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
     o the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after your death.

        If you are NOT the Annuitant and
     o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within five years after your death.
     o  the Annuitant is your spouse, your spouse may:
        * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
        * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.

        If you are NOT the Annuitant and the Annuitant dies before the Annuity Date, there is no death benefit and we will ask you to name a new Annuitant.

SPECIAL RULES FOR NON-NATURAL OWNERS
If the Contract owner is an entity (referred to as a non-natural person) such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within five years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within one year and begin receiving distributions over the life of the new Annuitant.

                               VA Contract -- 25

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the death of Annuitant, the Beneficiary may:
     o  continue to receive the same payments as the Annuitant; or
     o  if permitted under the Distribution Option,
        * receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
        * take full distribution of the remaining value at the Annuitant's death.

-------------
HOW DO I ...?
-------------

....CONTACT USAA LIFE
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

....BUY A CONTRACT
   --------------

To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to USAA Life Insurance Company or USAA Life. We also accept premium payments made by bank draft, by wire, or by exchange from another U.S. insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

The current minimum initial and additional premium payments we accept are as follows:

         ------------------------------------------------------------------

                                      MINIMUM           MINIMUM
         TYPE OF PLAN                 INITIAL PREMIUM   SUBSEQUENT PREMIUM
         ------------------------------------------------------------------
         Nonqualified Annuity         $1,000*           $100*
         ------------------------------------------------------------------
         IRA and SEP-IRA              $100              $50*
         ------------------------------------------------------------------
         TSA or ORP                   $50               $50
         ------------------------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

For processing of the initial premium payment, see SPECIAL PROCESSING - INITIAL PREMIUM PAYMENTS.


                               VA Contract -- 26

....INVEST MORE MONEY
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply use our Automatic Payment Plan or send your subsequent premium payments to us at:

                  USAA Life Insurance Company
                  9800 Fredericksburg Road
                  San Antonio, TX  78284-8499

We will allocate the premium payments among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above. All premium payments must be in U.S. dollars.

....ACCESS MY MONEY
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. For Contracts issued on or after August 1, 2003, we may also deduct a withdrawal charge from the amount you withdraw from the fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.) A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see TAX INFORMATION below. You should seek the advice of a tax advisor before withdrawing money.

....CHANGE MY INVESTMENT CHOICES
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account If your Contract was issued on or after August 1, 2003, your money that is in the Fixed Fund Account
- including money that you transferred there from a Variable Fund Account -- may be subject to a withdrawal charge for the first 7 years the funds are in the Fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.)

The following restrictions apply during the Accumulation Phase:

     1. You may make 18 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:

                               VA Contract -- 27

     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

EXCESSIVE SHORT-TERM TRADING
We have adopted policies and procedures to restrict frequent and/or disruptive transfers among the Variable Fund Accounts. Abusive transfer activity may occur in variable annuity contracts because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequence. As a result some Contract owners may seek to frequently transfer into and out of the Variable Fund Accounts in reaction to market news or to exploit some perceived pricing inefficiency. Such frequent transfer activity, often called "market timing" or "arbitrage trading" may increase the brokerage and administrative costs of the underlying Funds. In addition, such transfer activity, due to its frequency or size, may also be disruptive to Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. Accordingly, frequent and/or disruptive transfer activity may adversely affect the long-term performance of the Funds, which may in turn adversely affect Contract owners.

Although there is no assurance that we can deter all frequent and/or disruptive transfers, we have adopted policies and procedures which are designed to deter such transfers without needlessly penalizing BONA FIDE investors. Even though we seek to identify and prevent frequent and/or disruptive transfer activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting frequent and/or disruptive transfer activity and avoiding harm to long-term investors. There is a risk some Contract owners may be able to engage in such activity undetected and other Contract owners may bear the costs or harms that result from such trading activity.

To deter frequent and/or disruptive trading activity, we currently limit the number of transfer requests that can be made during a Contract year in the Accumulation Phase to a maximum of 18. For more detailed information on transfers, see How Do I...Change My Investment Choices above.

In addition, orders for the purchase of Fund shares are subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any premium payment or transfer request if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations, if a Fund would reject our purchase order, or if the investment in a Fund is not accepted for any reason.

We also reserve the right at any time and without prior notice to terminate, suspend, or modify your transfer privileges.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than ours.

In addition, some Funds may, in the future, assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Variable Fund Account that occur within a short time after the date of allocation to the Variable Fund Account. Any short-term trading fees paid would be retained by the underlying Fund, not by USAA Life, and would be part of the underlying Fund's assets. CURRENTLY, NONE OF THE UNDERLYING FUNDS OFFERED AS INVESTMENT OPTIONS UNDER THE CONTRACT ASSESS A SHORT-TERM TRADING FEE. Should this change, we will provide you with proper notice.

RIGHT TO LIMIT TRANSFERS
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Variable Fund Accounts. In addition to monitoring this transfer activity, we rely on the underlying Funds to bring any potentially disruptive transfer activity to our attention.


                               VA Contract -- 28

Purchases and sales pursuant to automatic investment or withdrawal plans are not considered to be "market timing." While we discourage "market timing" in the variable annuity, the deterrence and detection of harmful transfer activity involves judgments that are inherently subjective. We do not accommodate "market timing" in any of the Variable Fund Accounts and there are no arrangements in place to permit any Contract owner to engage in frequent and/or disruptive transfers. We apply the policy and procedures uniformly to all Contract owners.

We reserve the right to classify a Contract owner as a "frequent trader" due to the size of any one transfer, the timing of the transfer, or due to a history of frequent transfers by the Contract owner. Contract owners classified as a "frequent trader" may have their transfer privileges curtailed. To this end, we reserve the right to take action at any time to restrict excessive and/or disruptive transfers, including, but not limited to:

     o Requiring Contract owners to submit transfer requests in writing via the U.S. Postal System, First Class Mail;
     o Prohibiting Contract owners from submitting transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;
     o  Prohibiting transfer instructions from third parties; or
     o  Terminating the Contract owner's transfer privilege entirely.

We monitor transfer activity to enforce our procedures uniformly. However, those who engage in such activities may employ a variety of techniques to avoid detection. Despite our efforts to prevent frequent and/or disruptive transfers, there can be no assurance that we will be able to identify all those who employ such strategies, or that we will be able to curtail their transfer activity in every instance. As a result the Variable Fund Accounts may reflect lower performance and higher expenses across all Contracts. In addition, we cannot guarantee that the underlying Funds will not be harmed by transfer activity related to other insurance companies that invest in the Funds.

....CHANGE MY PREMIUM ALLOCATIONS
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by visiting usaa.com, calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....CHANGE MY ANNUITY DATE
   ----------------------

You may change the Annuity Date by sending us a written request at least thirty days before the Annuity Date.

....CHANGE MY ANNUITANT
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....CHANGE MY BENEFICIARY
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.


                               VA Contract -- 29

....TRANSFER OR ASSIGN OWNERSHIP
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....PLACE A TELEPHONE REQUEST
   -------------------------

Simply call 1-800-531-4265 to:
     o  change your premium payment allocation,
     o  withdraw money, or
     o  transfer money among your investment choices.

We will ask you for your:
     o  name,
     o  USAA number or Contract number, and
     o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions, or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice.

....CANCEL MY CONTRACT DURING THE FREE LOOK
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
     o  premium payments allocated to the Variable Fund Accounts, or
     o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge, and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....KEEP TRACK OF MY INVESTMENTS
   ----------------------------
At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to USAA.COM day or night for a convenient way to access information about:
     o  your Contract details,
     o  Variable Fund Account summaries,
     o  Variable Fund Account performance, and
     o  financial activity information.

You may also access information about your Contract through USAA Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique

                               VA Contract -- 30
personal identification number you use for all USAA Touchline(R) services and USAA.COM or the last 4 digits of your Social Security number).

....START RECEIVING ANNUITY PAYMENTS
   --------------------------------

To receive annuity payments, you must notify us in writing at least thirty days before the Annuity Date of:
     o  the Distribution Option you want to use to begin annuity payments;
     o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least thirty days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10th day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

....REPORT A DEATH
   --------------

To report a death, we must be notified in writing and receive PROOF OF DEATH, which can be:
     o  a certified death certificate;
     o  a certified copy of a statement of death from the attending physician;
     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     o  any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

----------------
PROCESSING DATES
----------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     o  premium payments;
     o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     o withdrawals of money (including withdrawals in the systematic withdrawal program); and
     o  death benefit claims.


                               VA Contract -- 31

If we receive your payment, request, etc. BEFORE 3 P.M. CENTRAL TIME on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this prospectus, we use the term business day to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central Time) and is not open on federal holidays. Business day does not include:
     o  any day when the Funds do not compute the value of their shares; or
     o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

SPECIAL PROCESSING
------------------

INITIAL PREMIUM PAYMENTS
     o If your initial premium payment accompanies a completed application, we will credit your payment within two business days after we receive the payment and completed application.
     o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within two business days after we receive the last information we need to process your application.
     o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
     o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus five calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application. If you live in California and you are age 60 or older, you have additional options during the Free Look Period and should contact us for more information.

INITIAL ANNUITY PAYMENTS
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values on the business day preceding the 10th day before the Annuity Date.

------------------------
POSTPONEMENT OF PAYMENTS
------------------------

We will normally pay amounts withdrawn from a Contract within seven days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     o the New York Stock Exchange is closed for other than customary weekends and holidays;
     o  trading on the New York Stock Exchange is restricted; or
     o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

                               VA Contract -- 32

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the business day we receive your written or telephone request.

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

-------------------------
MORE INFORMATION ABOUT...
-------------------------

....USAA LIFE
   ---------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts, and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $10,251,339,732 on December 31, 2004. We are a wholly owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.

As of the date of this prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:
     o  profitability,
     o  asset quality,
     o  adequacy of reserves,
     o  capitalization, and
     o  management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....THE SEPARATE ACCOUNT
   --------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of seventeen (17) Variable Fund Accounts, each of which invests in a corresponding Fund.

                               VA Contract -- 33

....THE FUNDS
   ---------

SUBSTITUTION OF FUNDS
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

VOTING PRIVILEGES
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

SPECIAL CONSIDERATIONS
The Funds managed by Baillie Gifford Overseas Ltd., Barrow Hanley Mewhinney & Strauss, Inc., The Vanguard Group, Granahan Investment Management Inc., Grantham Mayo Van Otterloo & Co. LLC, Schroder Investment Management North America Inc., Wellington Management Company, LLP, Fidelity Management & Research Company, Deutsche Investment Management Americas Inc., and Fred Alger Management, Inc. offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA Investment Management Company (USAA IMCO) offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....THE CONTRACT
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents representing USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

CONTRACT AGREEMENT
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:


                               VA Contract -- 34

     o  waive a provision of the Contract, or
     o  agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

CONTRACT OWNER
The rights and privileges of the Contract belong to the Contract owner during the lifetime of the Annuitant. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved it. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

ANNUITANT
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

BENEFICIARY
The Beneficiary is the person, persons or entity named in the application that may be entitled to receive any Contract benefits that we provide upon the death of the Contract owner or, after the Annuity Date, the Annuitant. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the estate of the Beneficiary.

Unless otherwise provided, we will pay benefits as follows:

     o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the death of Annuitant; and
     o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the estate of Annuitant.

....CHARGES AND DEDUCTIONS
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

PREMIUM TAXES
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

CONTRACT MAINTENANCE CHARGE
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary.* If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that Contract year. We will deduct the

                               VA Contract -- 35
charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
     o  once you have elected to receive annuity payments under the Contract,
     o from death benefits paid on the death of a Contract owner or Annuitant, or
     o  upon termination due to insufficient Contract Value.

*This charge does not apply to certain Texas Optional Retirement Program Contracts issued before May 1, 2000.

ADMINISTRATIVE EXPENSE CHARGE
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:
     o preparation of the Contracts, confirmations, periodic reports and statements;
     o  maintenance of the Contract owner's records;
     o  maintenance of the Separate Account records;
     o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     o  all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:
     o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

INCOME TAXES
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

EXPENSES OF THE FUNDS
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.


                               VA Contract -- 36

FIXED FUND ACCOUNT WITHDRAWAL CHARGE
The following information concerning the Fixed Fund Account Withdrawal Charge applies to all Contracts issued on or after August 1, 2003, in all states where the Fixed Fund Account is available, except South Carolina.

The Fixed Fund Account Withdrawal Charge applies to premium payments allocated into the Fixed Fund Account or transfers from a Variable Fund Account into the Fixed Fund Account (collectively, PAYMENTS) that are subsequently withdrawn or transferred out of the Fixed Fund Account. The charge is a percentage of the Payment withdrawn or transferred out, depending on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, on a first-in first-out basis (FIFO), according to the following schedule:

---------------------------------------------------------------------------
NUMBER OF YEARS     Less                                           7 or
                    than 1     2      3      4      5      6       more
---------------------------------------------------------------------------

CHARGE                7%       6%     5%     4%     3%     2%       1%
---------------------------------------------------------------------------

The Fixed Fund Account Withdrawal Charge does not apply in all situations. Please refer to your Contract for more information.

---------------
TAX INFORMATION
---------------

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax, or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS, AND THE APPLICABLE TAX LAWS OF YOUR STATE MAY DIFFER FROM THE FEDERAL LAWS.

NONQUALIFIED CONTRACTS
----------------------

THE FOLLOWING DISCUSSION APPLIES TO NONQUALIFIED CONTRACTS PURCHASED OUTSIDE OF TAX-QUALIFIED RETIREMENT PROGRAMS.

INCREASES IN VALUE
GENERAL RULE. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, (CODE) governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

OWNERS OTHER THAN NATURAL PERSONS. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

DIVERSIFICATION. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

                               VA Contract -- 37

CONTRACT OWNER CONTROL. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

WITHDRAWALS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

ASSIGNMENTS
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

PENALTY ON DISTRIBUTIONS
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:
     o  made on or after the recipient reaches age 59 1/2;
     o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant;
     o  made on account of the recipient's disability;
     o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception); or
     o made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

DEATH BENEFITS
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See DEATH BENEFITS.)


                               VA Contract -- 38

TAX-FREE EXCHANGES
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

TRANSFERS
The Code does not currently tax transfers between investment options under a Contract.

QUALIFIED PLAN CONTRACTS
------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

ACCUMULATION PHASE
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment not excluded from your gross income during the Accumulation Phase constitutes your investment in the contract.

DISTRIBUTION PHASE
When payments during the Distribution Phase begin, you will begin to receive a return of your investment in the contract, if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

TYPES OF QUALIFIED PLANS
The Contracts are available with the following types of Qualified Plans:
     o  Individual Retirement Annuity (IRA).
     o  Roth IRA.
     o  Simplified Employee Pension-Individual Retirement Annuity (SEP-IRA).
     o Tax-Sheltered Annuity (TSA or 403(b) TSA). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
        (1) attainment of age 59 1/2, (2) severance from employment, (3) death,
        (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
     o Texas Optional Retirement Program (ORP) and similar programs in other states.

FEDERAL INCOME TAX WITHHOLDING
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.

---------------------
FINANCIAL INFORMATION
---------------------

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. The 2004 financial statements have been audited by Ernst & Young LLP. Financial statements for prior years were audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.


                               VA Contract -- 39

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION:
    GENERAL INFORMATION
    DISTRIBUTOR
    SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT
    REGULATION AND RESERVES
    SERVICES
    TAX-SHELTERED ANNUITY LOANS
    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    CALCULATION OF ACCUMULATION UNIT VALUES
    CALCULATION OF PERFORMANCE INFORMATION
         MONEY MARKET VARIABLE FUND ACCOUNT
         OTHER VARIABLE FUND ACCOUNTS
    ANNUITY PAYMENTS
         GENDER OF ANNUITANT
         MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
         ANNUITY UNIT VALUE
    FINANCIAL STATEMENTS




FOR A COPY CALL 1-800-531-2923 OR WRITE US AT:

USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288


                               VA Contract -- 40

[LOGO] USAA



                       STATEMENT OF ADDITIONAL INFORMATION


                                VARIABLE ANNUITY

                      FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2005


OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information (Statement) is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2005, for the Separate Account of USAA Life Insurance Company (USAA Life). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION...........................................................2
DISTRIBUTOR...................................................................2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT.............................2
REGULATION AND RESERVES.......................................................2
SERVICES......................................................................3
TAX SHELTERED ANNUITY LOANS...................................................3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................3
CALCULATION OF ACCUMULATION UNIT VALUES.......................................3
CALCULATION OF PERFORMANCE INFORMATION........................................4
       Vanguard Money Market Portfolio Variable Fund Account..................4
       Other Variable Fund Accounts...........................................4
ANNUITY PAYMENTS..............................................................5
       Gender of Annuitant....................................................5
       Misstatement of Age or Sex and Other Errors............................6
       Annuity Unit Value.....................................................6
FINANCIAL STATEMENTS..........................................................7



                                   VASAI -- 1

                               GENERAL INFORMATION

USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts, and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association (USAA), the parent company of the USAA group of companies (a large diversified financial services organization).

                                   DISTRIBUTOR

The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the NASD) as registered representatives or principals with USAA Investment Management Company (USAA IMCO). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

                SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of the General Account of USAA Life. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.


                                  VA SAI -- 2

                                    SERVICES

USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services (USAA SAS), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                           TAX SHELTERED ANNUITY LOANS

Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities (TSAs). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a Loan Collateral Account. The Loan Collateral Account is part of the Company's general assets and liabilities.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements and financial highlights of the Separate Account as of December 31, 2004, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, are included in this Statement. The information for 2004 has been audited by Ernst & Young LLP, independent registered public accountants, through their offices located at 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205. Information for years prior to 2004 was audited by KPMG LLP, independent registered public accountants, through their offices located at 300 Convent Street, Suite 1200, San Antonio, Texas 78205.

                     CALCULATION OF ACCUMULATION UNIT VALUES

Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account (Vanguard Money Market Portfolio), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

(1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and

(2) is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR
---------------------

The net investment factor (NIF) is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)  Is the net result of:

     (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

                                  VA SAI -- 3

     (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

     (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $53,931 as of December 31, 2004, and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.

VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------

YIELD and EFFECTIVE YIELD quotations for Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

For the seven day period ended December 31, 2004, the current yield of the Vanguard Money Market Portfolio Variable Fund Account was 1.27 %.

OTHER VARIABLE FUND ACCOUNTS
----------------------------

Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1-, 5- and 10-year periods or, if less, the period from the Variable Fund Account's inception of operation.

                                  VA SAI -- 4

AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value: P (1 + T)n = ERV
Where:
    P =    A hypothetical initial premium payment of $1,000.
    T =    Average annual total return.
    n =    Number of years.
    ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P) - 1

Where:
    P = A hypothetical initial payment of $1,000.
    C = Cumulative total return.
    ERV=Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                                                  6
                              YIELD =2   [(a-b +1)  -1]
                                           ---
                                     [ (cd     )   ]
Where:

     a   = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.

     b   = Expenses accrued for the period.

     c   = The average daily number of Accumulation Units outstanding during the period.

     d   = The maximum offering price per Accumulation Unit on the last day of the period.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.

                                  VA SAI -- 5

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ANNUITY UNIT VALUE
------------------

Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:
1.   Annuity Unit Value, beginning of period.......................................................     $   .980000

2.   Assume Net Investment Factor for period equal to..............................................        1.001046

3.   Daily adjustment for 3.0% Assumed Investment Rate.............................................         .999919

4.   (2) x (3).....................................................................................        1.000965

5.   Annuity Unit Value, end of period.............................................................     $   .980946
     (1) x (4)


Illustration of Annuity Payments
--------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.   Number of Accumulation Units at Annuity Date..................................................       10,000.00

2.   Assume Accumulation Unit Value (as of the end of the Valuation Period
     immediately prior to the 10th day before the first monthly payment)
     equal to......................................................................................        1.800000

3.   Contract Value (1) x (2)......................................................................       18,000.00

4.   First monthly annuity payment per $1,000 of Contract Value....................................     $      5.48

5.   First monthly annuity payment (3) x (4) /$ 1,000..............................................     $    100.44

6.   Annuity Unit Value (as of the end of the Valuation Period immediately prior
     to the 10th day before the first month payment)...............................................     $   .980000

7.   Number of Annuity Units (5) / (6).............................................................         102.490

8.   Assume Annuity Unit Value for second month equal to...........................................     $   .997000

9.   Second monthly annuity payment (7) x (8)......................................................     $    102.18

10.  Assume annuity unit value for third month equal to............................................     $   .953000



                                  VA SAI -- 6


11.  Third monthly annuity payment (7) x (10)......................................................     $     97.67

                              FINANCIAL STATEMENTS

The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Registered Public Accountants' Reports for 2004, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.




                                  VA SAI -- 7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of USAA Life Insurance Company and Contractowners of the
Separate Account of USAA Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the Separate Account of USAA Life Insurance Company (comprised of the USAA Life Growth and Income, the USAA Life Aggressive Growth, the USAA Life World Growth, the USAA Life Diversified Assets, the USAA Life Income, the Vanguard Diversified Value, the Vanguard Equity Index, the Vanguard Mid-Cap Index, the Vanguard Small Company Growth, the Vanguard International, the Vanguard REIT Index, the Vanguard High Yield Bond, the Vanguard Money Market, the Fidelity VIP Contrafund(R), the Fidelity VIP Equity-Income, the Fidelity VIP Dynamic Capital Appreciation, the Scudder Capital Growth, and the Alger American Growth fund accounts) (the "Separate Account") as of December 31, 2004, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the periods presented through December 31, 2003, were audited by other auditors, whose report dated February 20, 2004 expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Account at December 31, 2004, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP



March 15, 2005

KPMG LOGO


KPMG LLP
Suite 1200
300 Convent
San Antonio, TX  78205



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company:

We have audited the accompanying statement of changes in net assets for the year ended December 31, 2003 and financial highlights presented in note 5 for each of the years in the four-year period ended December 31, 2003, for the 18 variable fund accounts available within the Separate Account of USAA Life Insurance
Company: USAA Life Growth and Income, USAA Life Aggressive Growth, USAA Life World Growth, USAA Life Diversified Assets, USAA Life Income, Vanguard Diversified Value Portfolio, Vanguard Equity Index Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard Small Company Growth Portfolio; Vanguard International Portfolio, Vanguard REIT Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Money Market Portfolio, Fidelity VIP II Contrafund(R) Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Dynamic Cap Appreciation Portfolio, Scudder Capital Growth Portfolio, and Alger American Growth Portfolio. This financial statement and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Investments owned at December 31, 2003 were verified by confirmation with the investment custodian of the underlying portfolios of the USAA Life Investment Trust or through confirmation with the transfer agents of the other portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets within the Separate Account of USAA Life Insurance Company for the year ended December 31, 2003 and financial highlights for each of the years in the four-year period ended December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP
                                  ------------

San Antonio, Texas
February 20, 2004


                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                STATEMENTS OF ASSETS AND LIABILITIES

                                                          December 31, 2004

                                                (In Thousands, Except Per Unit Data)

                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                       USAA LIFE    USAA LIFE                   USAA LIFE                   VANGUARD
                      GROWTH AND    AGGRESSIVE    USAA LIFE    DIVERSIFIED    USAA LIFE   DIVERSIFIED   VANGUARD        VANGUARD
                        INCOME       GROWTH     WORLD GROWTH     ASSETS         INCOME       VALUE     EQUITY INDEX  MID-CAP INDEX
                      ----------    ----------  ------------   -----------    ---------   -----------  ------------  --------------
ASSETS:
Investments at
 fair value              $63,497       $19,161       $20,798       $50,886      $23,419        $8,460       $30,414      $12,077
                      ----------    ----------  ------------   -----------    ---------   -----------  ------------  ------------
Total assets             $63,497       $19,161       $20,798       $50,886      $23,419        $8,460       $30,414      $12,077
                      ==========    ==========  ============   ===========    =========   ===========  ============  ============
Net assets:
Accumulation
 reserves                $63,399       $19,161       $20,752       $50,827      $23,077        $8,381       $30,414      $12,077
Annuity reserves             $98            $0           $46           $59         $342           $79            $0           $0
                      ----------    ----------  ------------   -----------    ---------   -----------  ------------  ------------
Total Net assets         $63,497       $19,161       $20,798       $50,886      $23,419        $8,460       $30,414      $12,077
                      ==========    ==========  ============   ===========    =========   ===========  ============  ============
Units outstanding
 (accumulation)            2,552         1,102           973         2,005        1,256           678         2,713          905
                      ==========    ==========  ============   ===========    =========   ===========  ============  ============
 (annuity)                     4             -             2             2           19             6             -            -
                      ==========    ==========  ============   ===========    =========   ===========  ============  ============
Unit value
(accumulation)        $24.842580    $17.395179    $21.338997    $25.347745   $18.375219    $12.366271    $11.211453    $13.342282
                      ==========    ==========  ============   ===========   ==========   ===========  ============  ============


See accompanying Notes to Financial statements


                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                          STATEMENTS OF ASSETS AND LIABILITIES (continued)

                                                          December 31, 2004

                                                (In Thousands, Except Per Unit Data)

                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                       VANGUARD
                        SMALL                                    VANGUARD
                       COMPANY       VANGUARD      VANGUARD     HIGH YIELD    VANGUARD   FIDELITY VIP
                        GROWTH    INTERNATIONAL   REIT INDEX       BOND     MONEY MARKET  CONTRAFUND
                      ----------  -------------  ------------   ----------  ------------ ------------
ASSETS:
Investments at
 fair value              $10,950       $10,928     $19,653         $6,102      $11,273        $5,554
                      ----------    ----------  ----------    -----------    ---------   -----------
Total assets             $10,950       $10,928     $19,653         $6,102      $11,273        $5,554
                      ==========    ==========  ==========    ===========    =========   ===========
Net assets:
Accumulation
 reserves                $10,950       $10,828     $19,653         $6,044      $11,273        $5,554
Annuity reserves              $0          $100          $0            $58           $0            $0
                      ----------    ----------  ----------    -----------    ---------   -----------
Total Net assets         $10,950       $10,928     $19,653         $6,102      $11,273        $5,554
                      ==========    ==========  ==========    ===========    =========   ===========
Units outstanding
 (accumulation)              847           958       1,003            486        8,281           444
                      ==========    ==========  ==========    ===========    =========   ===========
 (annuity)                    -              9          -               5           -             -
                      ==========    ==========  ==========    ===========    =========   ===========
Unit value
(accumulation)        $12.923156    $11.298788  $19.599546     $12.427863    $1.361282    $12.510637
                      ==========    ==========  ==========    ===========    =========   ===========

                                      FIDELITY VIP
                                        DYNAMIC        SCUDDER         ALGER
                      FIDELITY VIP      CAPITAL        CAPITAL       AMERICAN
                      EQUITY-INCOME   APPRECIATION     GROWTH         GROWTH
                      ------------    ------------    ----------    ----------
ASSETS:
Investments at
 fair value                 $3,790          $1,476       $26,970       $47,256
                      ------------    ------------    ----------    ----------
Total assets                $3,790          $1,476       $26,970       $47,360
                      ============    ============    ==========    ==========
Net assets:
Accumulation
 reserves                   $3,790          $1,476       $26,970       $47,360
Annuity reserves                $0              $0            $0          $104
                      ------------    ------------    ----------    ----------
Total Net assets            $3,790          $1,476       $26,970       $47,360
                      ============    ============    ==========    ==========
Units outstanding
 (accumulation)                341             151         1,210         1,920
                      ============    ============    ==========    ==========
 (annuity)                      -               -             -              4
                      ============    ============    ==========    ==========
Unit value
(accumulation)          $11.128020       $9.772686    $22.282837    $24.610503
                      ============    ============    ==========    ==========


                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                           (In Thousands)

                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                                        USAA LIFE      USAA LIFE                      USAA LIFE
                                                       GROWTH AND     AGGRESSIVE       USAA LIFE     DIVERSIFIED     USAA LIFE
                                                         INCOME         GROWTH       WORLD GROWTH      ASSETS         INCOME
                                                      ------------   ------------   --------------  -------------   -----------
NET INVESTMENT INCOME (LOSS):
 Income
   Dividends from investments                           $     449    $       -       $       198     $       953     $   1,344
 Expenses
   Mortality and expense risk charge                          389          118               116             315           157
   Administrative charge                                       60           18                18              49            24
                                                      ------------   ------------   --------------  -------------   -----------
    Total expenses                                            449          136               134             364           181
                                                      ------------   ------------   --------------  -------------   -----------
     Net investment income (loss)                               -         (136)               64             589         1,163
                                                      ------------   ------------   --------------  -------------   -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments                                              (921)      (3,378)             (463)         (1,426)          221
   Capital gains distributions                                 56            -                 -               -             -
                                                      ------------   ------------   --------------  -------------   -----------
Net realized gain (loss)                                     (865)      (3,378)             (463)         (1,426)          221
  Change in net unrealized appreciation/
   (depreciation)                                           6,750        5,717             3,350           4,472          (639)
                                                      ------------   ------------   --------------  -------------   -----------
   Net realized and unrealized
    gain (loss) on investments                              5,885        2,339             2,887           3,046          (418)
                                                      ------------   ------------   --------------  -------------   -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $   5,885    $   2,203       $     2,951     $     3,635     $     745
                                                      ============   ============   ==============  =============   ===========

                                                                                                 FIDELITY VIP
                                                                                                   DYNAMIC       SCUDDER
                                                        VANGUARD   FIDELITY VIP  FIDELITY VIP      CAPITAL       CAPITAL
                                                      MONEY MARKET  CONTRAFUND   EQUITY-INCOME   APPRECIATION    GROWTH
                                                      ------------ ------------  ------------    ------------   ----------

NET INVESTMENT INCOME (LOSS):
 Income
   Dividends from investments                           $     145    $      13       $        43     $          -    $     155
                                                      ------------   ------------   --------------  -------------   -----------
 Expenses
   Mortality and expense risk charge                           76           28                20               10          182
   Administrative charge                                       12            4                 3                1           28
                                                      ------------   ------------   --------------  -------------   -----------
    Total expenses                                             88           32                23               11          210
                                                     ------------   ------------   --------------  --------------   -----------
     Net investment income (loss)                              57          (19)               20              (11)         (55)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments                                                 -          381               186              109       (2,827)
   Capital gains distributions                                  -            -                10                -            -
                                                     ------------   ------------   --------------  --------------   -----------
Net realized gain (loss)                                        -          381               196              109       (2,827)
  Change in net unrealized appreciation/
   (depreciation)                                               -          238               125             (123)       4,769
                                                     ------------   ------------   --------------  --------------   -----------
     Net realized and unrealized
      gain (loss) on investments                                -          619               321              (14)       1,942
                                                     ------------   ------------   --------------  ---------------  -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        57    $     600      $        341    $         (25)   $   1,887
                                                     ============   ============   ==============  ===============  ===========



                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                      STATEMENTS OF OPERATIONS (continued)
                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                           (In Thousands)

                                                            FUND ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          VANGUARD
                                                 VANGUARD                                  SMALL
                                              DIVERSIFIED   VANGUARD        VANGUARD      COMPANY
                                                 VALUE     EQUITY INDEX  MID-CAP INDEX     GROWTH
                                              -----------  ------------  --------------  ----------
NET INVESTMENT INCOME (LOSS):
 Income
   Dividends from investments                  $       91   $      373    $         73    $     10
                                              -----------  ------------  --------------  ----------
 Expenses
   Mortality and expense risk charge                   37          188              60          69
   Administrative charge                                6           29               9          11
                                              -----------  ------------  --------------  ----------
    Total expenses                                     43          217              69          80
                                              -----------  ------------  --------------  ----------
     Net investment income (loss)                      48          156               4         (70)
                                              -----------  ------------  --------------  ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments                                       526       (1,298)            168         960
   Capital gains distributions                          -          736               -           -
                                              -----------  ------------  --------------  ----------

Net realized gain (loss)                              526         (562)            168         960
  Change in net unrealized appreciation/
   (depreciation)                                     553        3,151           1,606         444
                                              -----------  ------------  --------------  ----------
     Net realized and unrealized
      gain (loss) on investments                    1,079        2,589           1,774       1,404
                                              -----------  ------------  --------------  ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $    1,127   $    2,745    $      1,778    $  1,334
                                              ===========  ============  ==============  ==========


                                                                             VANGUARD       ALGER
                                                 VANGUARD      VANGUARD     HIGH YIELD    AMERICAN
                                              INTERNATIONAL   REIT INDEX       BOND        GROWTH
                                              -------------  ------------  ----------    -------------
NET INVESTMENT INCOME (LOSS):
 Income
   Dividends from investments                  $         91   $      345    $    324      $        -
                                              -------------  ------------  ----------    -------------
 Expenses
   Mortality and expense risk charge                     54           88          32             321
   Administrative charge                                  8           13           5              50
                                              -------------  ------------  ----------    -------------
    Total expenses                                       62          101          37             371
                                              -------------  ------------  ----------    -------------
    Net investment income (loss)                         29          244         287            (371)
                                              -------------  ------------  ----------    -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments                                         564          535          80          (5,422)
   Capital gains distributions                            -          229           -               -
                                              -------------  ------------  ----------    -------------
Net realized gain (loss)                                564          764          80          (5,422)
  Change in net unrealized appreciation/
   (depreciation)                                       944        2,667          (2)          7,804
                                              -------------  ------------  ----------    -------------
     Net realized and unrealized
      gain (loss) on investments                      1,508        3,431          78           2,382
                                              -------------  ------------  ----------    -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $      1,537   $    3,675   $     365         $ 2,011
                                              =============  ============  ==========    =============



See accompanying Notes to Financial Statements.

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                            For theYears Ended December 31, 2004 and 2003
                                                           (In Thousands)

                                                            Fund Accounts
------------------------------------------------------------------------------------------------------------------------------------

                                               USAA LIFE GROWTH       USAA LIFE AGGRESSIVE     USAA LIFE WORLD         USAA LIFE
                                                  AND INCOME                GROWTH                  GROWTH        DIVERSIFIED ASSETS
                                           ---------------------   ------------------------  ------------------  -------------------
                                              2004         2003         2004       2003         2004      2003     2004       2003
                                           ---------------------   ------------------------  ------------------  -------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)             $     -      $   297    $   (136)     $  (126)   $    64    $    35    $   589   $ 1,032
  Net realized gain (loss)                    (865)        (470)     (3,378)      (4,307)      (463)    (4,647)    (1,426)   (1,808)
  Change in net unrealized
    appreciation/(depreciation)              6,750       13,209       5,717        8,880      3,350      8,081      4,472     8,259
                                           ---------------------   ------------------------  ------------------  -------------------
     Net increase in net assets
      resulting from operations              5,885       13,036       2,203        4,447      2,951      3,469      3,635     7,483
                                           ---------------------   ------------------------  ------------------  -------------------
CONTRACT TRANSACTIONS:
    Purchases and transfers in               5,183        4,155       1,735        2,622      3,310      7,201      6,149     5,400
    Contract maintenance charges               (48)         (48)        (18)         (20)       (13)       (13)       (31)      (31)
    Contract benefits, terminations,
      and other redemptions                 (6,511)      (5,955)     (3,720)      (3,125)    (1,387)    (7,842)    (5,508)   (4,627)
    Adjustments to annuity reserves              2            1           -            -          1          -          1         -
                                           ---------------------   ------------------------  ------------------  -------------------
   Net increase (decrease) in net assets
 from contract transactions                 (1,374)      (1,847)     (2,003)        (523)     1,911       (654)       611       742
                                           ---------------------   ------------------------  ------------------  -------------------
 Net increase (decrease)
in net assets                                4,511       11,189         200        3,924      4,862      2,815      4,246     8,225
 NET ASSETS:
      Beginning of period                   58,986       47,797      18,961       15,037     15,936     13,121     46,640    38,415
                                           ---------------------   ------------------------  ------------------  -------------------
      End of period                        $63,497      $58,986    $ 19,161      $18,961    $20,798    $15,936    $50,886   $46,640
                                           =====================   ======================== ===================  ===================
 UNITS ISSUED AND REDEEMED
       Beginning balance                     2,619        2,739       1,229        1,270        875        919      1,982     1,959
       Units issued                            309          299         145          237        201        511        345       338
       Units redeemed                         (372)        (419)       (272)        (278)      (101)      (555)      (320)     (315)
                                           ---------------------   ------------------------ -------------------  -------------------
       Ending balance                        2,556        2,619       1,102        1,229        975        875      2,007     1,982
                                           =====================   ======================== ===================  ===================



                                                                        VANGUARD HIGH          VANGUARD MONEY        FIDELITY VIP
                                            VANGUARD REIT INDEX           YIELD BOND              MARKET             CONTRAFUND(R)
                                           ---------------------      --------------------   -----------------    ------------------
                                              2004         2003         2004         2003       2004      2003       2004     2003
                                           ---------------------      --------------------   ------------------   ------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)             $    244     $   247      $   287      $    90     $    57   $    46   $   (19)  $    (9)
  Net realized gain (loss)                      764         191           80           90           -         -       381        (4)
  Change in net unrealized
    appreciation/(depreciation)               2,667       2,063           (2)         229           -         -       238       673
                                           ---------------------      --------------------   ------------------   ------------------
     Net increase in net assets
      resulting from operations                3,675       2,501         365          409          57        46       600       660
                                           ---------------------      --------------------   ------------------   ------------------
CONTRACT TRANSACTIONS:
  Purchases and transfers in                   7,749       5,019       3,055        8,895      16,096    15,074     3,062     1,882
  Contract maintenance charges                    (9)         (7)         (3)          (2)         (8)      (11)       (2)       (1)
  Contract benefits, terminations,
    and other redemptions                     (2,713)     (3,381)     (1,551)      (6,458)    (17,327)  (26,106)   (1,792)     (943)
  Adjustments to annuity reserves                  -           -           -            -           -         -         -         -
                                           ---------------------      --------------------   ------------------   ------------------
   Net increase (decrease) in net assets
   from contract transactions                  5,027       1,631        1,501        2,435     (1,239)  (11,043)    1,268       938
                                           ---------------------      --------------------   ------------------   ------------------
   Net increase (decrease)
     in net assets                             8,702       4,132        1,866        2,844     (1,182)  (10,997)    1,868     1,598

NET ASSETS:
      Beginning of period                     10,951       6,819        4,236        1,392     12,455    23,452     3,686     2,088
                                           ---------------------      --------------------   ------------------   ------------------
      End of period                         $ 19,653     $10,951      $ 6,102      $ 4,236    $11,273   $12,455   $ 5,554   $ 3,686
                                           =====================      ====================   ==================   ==================

 UNITS ISSUED AND REDEEMED
       Beginning balance                         724         606          367          140      9,196    17,359       338       244
       Units issued                              513         425          275          881     16,563    14,547       272       201
       Units redeemed                           (234)       (307)        (151)        (654)   (17,478)  (22,710)     (166)     (107)
                                           ---------------------      --------------------   ------------------   ------------------
       Ending balance                          1,003         724          491          367      8,281     9,196       444       338
                                           =====================      ====================   ==================   ==================


See accompanying Notes to Financial Statements.


                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                           FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                                           (In Thousands)

                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                                          USAA LIFE            VANGUARD            VANGUARD          VANGUARD        VANGUARD SMALL
                                            INCOME         DIVERSIFIED VALUE     EQUITY INDEX      MID-CAP INDEX     COMPANY GROWTH
                                        ----------------  -----------------     ------------     ---------------   ----------------

                                         2004      2003    2004       2003     2004     2003     2004      2003     2004     2003
                                        ----------------  -----------------    -------------     ---------------   ----------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss)        $  1,163  $  1,094  $    48   $    33   $   156   $  140   $     4  $     3  $   (70)  $  (52)
  Net realized gain (loss)                 221       716      526      (120)     (562)  (1,923)      168     (143)     960     (566)
  Change in net unrealized
    appreciation/(depreciation)           (639)     (677)     553       893     3,151    7,925     1,606    1,921      444    2,959
                                        ----------------  -----------------     ---------------   ---------------  ----------------
     Net increase in net assets
      resulting from operations            745     1,133    1,127       806     2,745    6,142     1,778    1,781    1,334    2,341
                                        ----------------  -----------------     ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
  Purchases and transfers in             3,745    16,486    5,476     2,523     4,082    9,015     4,753    3,117    3,748    6,302
  Contract maintenance charges             (17)      (21)      (3)       (1)      (17)     (17)       (5)      (3)      (6)      (4)
  Contract benefits, terminations,
    and other redemptions               (8,163)  (16,437)  (2,276)   (1,482)   (5,819)  (6,459)   (2,192)  (2,256)  (4,212)  (3,792)
  Adjustments to annuity reserves            1         1        -         -         -        -         -        -        -        -
                                        ----------------  -----------------     ---------------   ---------------  ----------------
   Net increase (decrease) in net
    assets from contract transactions   (4,434)       29    3,197     1,040    (1,754)   2,539     2,556      858     (470)   2,506
                                        ----------------  -----------------     ---------------   ---------------  ----------------
   Net increase (decrease)
     in net assets                       (3,689)   1,162    4,324     1,846       991    8,681     4,334    2,639      864    4,847
NET ASSETS:
      Beginning of period                27,108   25,946    4,136     2,290    29,423   20,742     7,743    5,104   10,086    5,239
                                        ----------------  -----------------    ----------------  ----------------  ----------------
                                       $ 23,419  $27,108  $ 8,460   $ 4,136   $30,414  $29,423   $12,077 $  7,743  $10,950  $10,086
      End of period                    =================  =================   =================  ================  ================

 UNITS ISSUED AND REDEEMED
       Beginning balance                  1,521    1,516      400       288     2,886    2,594       693      608      893      650
       Units issued                         287    1,121      521       306       497    1,175       433      343      368      696
       Units redeemed                      (533)  (1,116)    (237)     (194)     (670)    (883)     (221)    (258)    (414)    (453)
                                        ----------------- ------------------   ----------------  ----------------- -----------------
       Ending balance                     1,275    1,521      684       400     2,713    2,886       905      693      847      893
                                       =================  =================   =================  ================  ================

                                                                                FIDELITY VIP
                                           VANGUARD         FIDELITY VIP       DYNAMIC CAPITAL   SCUDDER CAPITAL   ALGER AMERICAN
                                        INTERNATIONAL       EQUITY-INCOME       APPRECIATION         GROWTH          GROWTH
                                       -----------------  ---------------    ------------------  ---------------- ----------------

                                         2004     2003     2004      2003      2004      2003      2004     2003    2004     2003
                                       -----------------  ---------------    ------------------  ---------------- ----------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss)         $     29     $ 54     $ 20    $ 10     $ (11)    $ (6)    $  (55)   $ (85) $  (371)  $ (338)
  Net realized gain (loss)                  564     (534)     196    (122)      109       17     (2,827)  (2,737)  (5,422)  (6,239)
  Change in net unrealized
    appreciation/(depreciation)             944    2,249      125     603      (123)     179      4,769    9,004    7,804   19,917
                                       -----------------  ---------------    ------------------ -----------------  ---------------
     Net increase in net assets
      resulting from operations           1,537    1,769      341     491       (25)     190      1,887    6,182    2,011   13,340
                                       -----------------  ---------------    ------------------ -----------------  ---------------
CONTRACT TRANSACTIONS:
  Purchases and transfers in              5,304   27,457    1,904   1,488     1,133    1,061        519    1,364    1,623    3,617
  Contract maintenance charges               (4)      (3)      (1)     (1)       (1)      (1)       (26)     (29)     (43)     (46)
  Contract benefits, terminations,
    and other redemptions                (2,811) (25,932)    (879)   (723)   (1,038)    (342)    (4,589)  (3,415)  (8,068)  (5,788)
  Adjustments to annuity reserves             -        -        -       -         -        -          -        -        1        -
                                       -----------------  ---------------    ------------------ -----------------  ---------------
   Net increase (decrease) in net
    assets from contract transactions     2,489    1,522    1,024     764        94      718     (4,096)  (2,080)  (6,487)  (2,217)
                                       -----------------  ---------------    ------------------ -----------------  ---------------
   Net increase (decrease)
     in net assets                        4,026    3,291    1,365   1,255        69      908     (2,209)   4,102   (4,476)  11,123
NET ASSETS:
      Beginning of period                 6,902    3,611    2,425   1,170     1,407      499     29,179   25,077   51,836   40,713
                                       -----------------  ---------------    ------------------ -----------------  ---------------
      End of period                    $ 10,928  $ 6,902  $ 3,790 $ 2,425   $ 1,476  $ 1,407   $ 26,970 $ 29,179  $47,360  $51,836

 UNITS ISSUED AND REDEEMED
       Beginning balance                    724      507      241     151       145       64      1,403    1,519    2,205    2,324
       Units issued                         559    3,796      196     182       123      124         55      123      131      248
       Units redeemed                      (316)  (3,579)     (96)    (92)     (117)     (43)      (248)    (239)    (412)    (367)
                                       -----------------  ---------------    ------------------ -----------------  ---------------
       Ending balance                       967      724      341     241       151      145      1,210    1,403    1,924    2,205


See accompanying Notes to Financial Statements.

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

1) ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a subsidiary of the United Services Automobile Association (USAA). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of units. Units of the Separate Account are sold only in connection with a Variable Annuity Contract issued by USAA Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USAA Life. The Separate Account cannot be charged with liabilities arising out of any other business of USAA Life.

The Separate Account is divided into 18 variable fund accounts, which are invested in shares of a designated portfolio of the USAA Life Investment Trust, Vanguard(R) Variable Insurance Fund (VVIF), Fidelity(R) Variable Insurance Products (FVIP), Scudder Variable Series I (SVS I), or The Alger American Fund as follows:

Fund Account                                    Mutual Fund Investment
--------------------------------------------------------------------------------
USAA Life Growth and Income             USAA Life Growth and Income Fund
USAA Life Aggressive Growth             USAA Life Aggressive Growth Fund
USAA Life World Growth                  USAA Life World Growth Fund
USAA Life Diversified Assets            USAA Life Diversified Assets Fund
USAA Life Income                        USAA Life Income Fund

Vanguard Diversified Value              VVIF Diversified Value Portfolio
Vanguard Equity Index                   VVIF Equity Index Portfolio
Vanguard Mid-Cap Index                  VVIF Mid-Cap Index Portfolio
Vanguard Small Company Growth           VVIF Small Company Growth Portfolio
Vanguard International                  VVIF International Portfolio
Vanguard REIT Index                     VVIF REIT Index Portfolio
Vanguard High Yield Bond                VVIF High Yield Bond Portfolio
Vanguard Money Market                   VVIF Money Market Portfolio

Fidelity VIP Contrafund(R)              FVIP Contrafund(R) Portfolio, Initial
                                        Class
Fidelity VIP Equity-Income              FVIP Equity-Income Portfolio, Initial
                                        Class
Fidelity VIP Dynamic Capital            FVIP Dynamic Capital Appreciation
Appreciation                            Portfolio, Initial Class

Scudder Capital Growth                  SVS I Capital Growth Portfolio,
                                        Class A shares

Alger American Growth                   Alger American Growth Portfolio


2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the corresponding fund, which value their securities at fair value. Gains or losses on securities transactions are determined on the basis of the first-in first-out (FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES
Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations for contracts annuitized between 1995 and 1998 are based on the 1983a Individual Annuitant Mortality Table; contracts annuitized 1999 and after are based on the Annuity 2000 (A2000) Table, both at 3.0% interest. Annuitization may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS
The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX
Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, USAA Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. USAA Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3) EXPENSES AND RELATED PARTY TRANSACTIONS

During the year ended December 31, 2004, advisory and administrative fees of approximately $712,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed at an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .35% of the monthly average net assets of the USAA Life World Growth Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis, which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contract owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased. During the year ended December 31, 2004, the total mortality and expense charge was $2,260,000.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          DECEMBER 31, 2004

4)  INVESTMENTS
The following table shows the number of shares owned, aggregate cost, net asset value per share and fair value of each fund account at December 31, 2004. The table also summarizes purchases and sales activity by fund account for the year ended December
31, 2004.

                                                                                             FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2004              DECEMBER 31,2004
                                              -------------------------------------------------------------------------------------
                                               NUMBER OF     AGGREGATE     NET ASSET
                                                 SHARES       COST         VALUE PER       FAIR VALUE     PURCHASES       SALES
                                                  (000)       (000)         Share             (000)         (000)         (000)
                                              -------------------------------------------------------------------------------------
USAA Life Growth and Income                        3,645      $ 64,883      $ 17.42        $ 63,497        $ 5,627      $ 6,946
USAA Life Aggressive Growth                        1,172        22,075        16.35          19,161          1,700        3,839
USAA Life World Growth                             1,519        17,239        13.69          20,798          3,532        1,557
USAA Life Diversified Assets                       3,852        47,786        13.21          50,886          7,149        5,949
USAA Life Income                                   2,203        23,703        10.63          23,419          5,139        8,409
Vanguard Diversified Value                           624         7,269        13.55           8,460          5,540        2,294
Vanguard Equity Index                              1,075        27,162        28.29          30,414          5,084        5,945
Vanguard Mid-Cap Index                               742         9,540        16.27          12,077          4,804        2,244
Vanguard Small Company Growth                        562         8,965        19.48          10,950          3,716        4,256
Vanguard International                               721         9,020        15.15          10,928          5,355        2,837
Vanguard REIT Index                                  978        15,052        20.09          19,653          8,263        2,763
Vanguard High Yield Bond                             677         5,862         9.02           6,102          3,363        1,574
Vanguard Money Market                             11,273        11,273         1.00          11,273         16,219       17,401
Fidelity VIP Contrafund(R)                           209         4,777        26.62           5,554          3,056        1,806
Fidelity VIP Equity-Income                           149         3,247        25.37           3,790          1,953          899
Fidelity VIP Dynamic Capital Appreciation            205         1,438         7.19           1,476          1,128        1,045
Scudder Capital Growth                             1,721        37,891        15.67          26,970            640        4,791
Alger American Growth                              1,349        65,554        35.12          47,360          1,644        8,502



                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          December 31, 2004

5) Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each period is as follows:

                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------


                                                                USAA LIFE GROWTH AND INCOME
                                         --------------------------------------------------------------------------------

                                                                  Years Ended December 31,
                                             2004              2003              2002              2001              2000
                                         --------          --------          --------          --------          --------
At end of period:
   Accumulation units (000)                 2,552             2,615              2,738            3,122             3,225
   Annuity units (000)                          4                 4                  1                1                 1
   Accumulation unit value            $ 24.842580      $  22.521772        $ 17.449936      $ 22.397368       $ 23.978970
   Net assets (000)                   $    63,497      $     58,986        $    47,797      $    69,936       $    77,350
Ratio of investment income
  to average net assets (c)                  0.75%             1.34%               N/A              N/A               N/A
Ratio of expenses to
  average net assets (d)                     0.75%             0.75%              0.75%           0.75%              0.75%
Total return (g)                            10.24%            28.96%            -22.15%          -6.65%              2.86%

                                                                USAA LIFE DIVERSIFIED ASSETS
                                         --------------------------------------------------------------------------------

                                                                  Years Ended December 31,
                                             2004              2003              2002              2001              2000
                                         --------          --------          --------          --------          --------

At end of period:

   Accumulation units (000)                 2,005             1,979              1,956            1,896            1,684
   Annuity units (000)                          2                 3                  3                3                3
   Accumulation unit value            $ 25.347745       $ 23.537372        $ 19.611603      $ 22.295041      $ 19.815589
   Net assets (000)                   $    50,886       $    46,640        $    38,415      $    42,339      $    33,419
Ratio of investment income
      to average net assets (c)              1.97%             3.29%               N/A              N/A              N/A
Ratio of expenses to
       average net assets (d)                0.75%             0.75%              0.75%            0.75%            0.75%
Total return (g) (f)                         7.63%            19.93%            -12.10%           12.44%            3.17%


                                                             VANGUARD EQUITY INDEX
                                         --------------------------------------------------------------------------------

                                                                  Years Ended December 31,
                                             2004              2003              2002              2001              2000
                                         --------          --------          --------          --------          --------

At end of period:
   Accumulation units (000)                 2,713             2,886             2,594             2,699             2,498
   Annuity units (000)                          -                 -                 -                 -                 -
   Accumulation unit value            $ 11.211453        $ 10.194632      $  7.995176       $ 10.341906       $ 11.844646
   Net assets (000)                   $    30,414        $    29,423      $    20,742       $    27,911       $    29,588
Ratio of investment income
      to average net assets (c)              1.29%              1.33%             N/A               N/A               N/A
Ratio of expenses to
       average net assets (d)                0.75%              0.75%            0.75%             0.75%             0.75%
Total return (g) (f)                         9.82%             27.29%          -22.82%           -12.80%           -10.01%


                                                                  VANGUARD INTERNATIONAL
                                         --------------------------------------------------------------------------------

                                                                  Years Ended December 31,
                                             2004              2003              2002              2001              2000
                                         --------          --------          --------          --------          --------

At end of period:
   Accumulation units (000)                   958               724               507               473               218
   Annuity units (000)                          9                 -                 -                 -                 -
   Accumulation unit value            $ 11.298788      $   9.532794       $  7.120925      $   8.670638       $ 10.881890
   Net assets (000)                   $    10,928      $      6,902       $     3,611      $      4,102       $     2,368
Ratio of investment income
       to average net assets (c)             1.10%             1.90%              N/A               N/A               N/A
Ratio of expenses to
       average net assets (d)                0.75%             0.75%             0.75%             0.75%             0.75%
Total return (g) (f)                        18.35%            33.61%           -18.02%           -20.44%           -17.38%


(a)  Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.

(b)  On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT
     Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap
     Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life
     Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.

(c)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
     These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment
     Income ratio to be higher or lower than if the net assets had been constant.

(d)  The information for 2004 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.

(e)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

(f)  Not annualized for periods less than one year.

(g)  The Accumulation Unit Value (AUV) total return figures are computed in accordance with a formula prescribed by the
     Securities and Exchange Commission, which includes deduction of contract charges.



                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          December 31, 2004



                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                                                     USAA LIFE AGGRESSIVE GROWTH
                                    --------------------------------------------------------------------------------

                                                             Years Ended December 31,
                                        2004              2003              2002              2001              2000
                                    --------          --------          --------          --------          --------
At end of period:

   Accumulation units (000)            1,102             1,229             1,270             1,443             1,637
   Annuity units (000)                     -                 -                 -                 -                 -
   Accumulation unit value       $ 17.395179       $ 15.425424       $ 11.836938       $ 17.214778       $ 22.654870
   Net assets (000)              $    19,161       $    18,961       $    15,037       $    24,837       $    37,093
Ratio of investment income
  to average net assets (c)             0.00%             0.00%              N/A               N/A               N/A
Ratio of expenses to
  average net assets (d)                0.75%             0.75%             0.75%             0.75%             0.75%
Total return (g)                       12.66%            30.17%           -31.31%           -24.07%           -16.11%


                                                            USAA LIFE INCOME
                                    --------------------------------------------------------------------------------

                                                             Years Ended December 31,
                                        2004              2003              2002              2001              2000
                                    --------          --------          --------          --------          --------

At end of period:

   Accumulation units (000)            1,256             1,517              1,511            1,433                879
   Annuity units (000)                    19                 4                  5                5                  5
   Accumulation unit value       $ 18.375219       $ 17.817055        $ 17.110216      $ 15.969161        $ 15.007467
   Net assets (000)              $    23,419       $    27,108        $    25,946      $    22,967        $    13,268
Ratio of investment income
      to average net assets (c)        5.61%             4.49%                N/A              N/A                N/A
Ratio of expenses to
       average net assets (d)          0.75%             0.75%               0.75%            0.75%              0.75%
Total return (g) (f)                   3.05%             4.03%               7.05%            6.32%             13.04%


                                                              VANGUARD MID-CAP INDEX
                                    --------------------------------------------------------------------------------

                                                             Years Ended December 31,
                                        2004              2003              2002              2001(a)
                                    --------          --------          --------          -----------

At end of period:

   Accumulation units (000)              905               693                608                 210
   Annuity units (000)                     -                 -                  -                   -
   Accumulation unit value       $ 13.342282       $ 11.173063       $   8.397224         $   9.912441
   Net assets (000)              $    12,077       $     7,743       $      5,104         $      2,085
Ratio of investment income
      to average net assets (c)        0.80%             0.80%                N/A                  N/A
Ratio of expenses to
       average net assets (d)          0.75%             0.75%              0.75%                 0.75% (e)
Total return (g) (f)                  19.27%            32.84%            -15.42%                -0.95%


                                                       VANGUARD REIT INDEX
                                    --------------------------------------------------------------------------------

                                                             Years Ended December 31,
                                        2004              2003              2002              2001(a)
                                    --------          --------          --------          -----------

At end of period:

   Accumulation units (000)            1,003               724               606                 102
   Annuity units (000)                     -                 -                 -                   -
   Accumulation unit value       $ 19.599546       $ 15.130721      $ 11.252063          $ 10.950003
   Net assets (000)              $    19,653       $    10,951      $      6,819         $      1,121
Ratio of investment income
       to average net assets (c)       2.55%             3.72%               N/A                 N/A
Ratio of expenses to
       average net assets (d)          0.75%             0.75%             0.75%               0.75% (e)
Total return (g) (f)                  29.42%            34.31%             2.63%               9.43%



                                      SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                         NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                     December 31, 2004


                                                       FUND ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------

                                            USAA LIFE WORLD GROWTH

                                    --------------------------------------------------------------------------------

                                                             Years Ended December 31,
                                        2004              2003              2002              2001              2000
                                    --------          --------          --------          --------          --------

At end of period:

   Accumulation units (000)              973               873               917             1,009             1,144
   Annuity units (000)                     2                 2                 2                 2                 2
   Accumulation unit value       $ 21.338997        $ 18.197983       $ 14.273481      $ 16.988356       $ 20.654406
   Net assets (000)              $    20,798        $    15,936       $    13,121      $    17,181       $    23,672
Ratio of investment income              1.11%             1.01%               N/A              N/A               N/A
      to average net assets (c)         0.75%             0.75%             0.75%             0.75%            0.75%
Ratio of expenses to                   17.17%            27.36%           -16.06%           -17.81%          -11.07%
       average net assets (d)
Total return (g) (f)

                                                             VANGUARD DIVERSIFIED VALUE
                                      --------------------------------------------------------------------------------

                                                               Years Ended December 31,
                                          2004              2003              2002              2001(a)
                                      --------          --------          --------          -----------

At end of period:

   Accumulation units (000)               678                400               288                   271
   Annuity units (000)                      6                  -                 -                     -
   Accumulation unit value       $  12.366271        $ 10.343108      $   7.947514           $  9.336800
   Net assets (000)              $      8,460        $     4,136      $      2,290           $     2,532
Ratio of investment income
      to average net assets (c)         1.60%              1.93%               N/A                   N/A
Ratio of expenses to
       average net assets (d)           0.75%              0.75%             0.75%                 0.75% (e)
Total return (g) (f)                   19.40%             29.92%           -15.02%                -6.70%


                                                          VANGUARD SMALL COMPANY GROWTH
                                     --------------------------------------------------------------------------------

                                                              Years Ended December 31,
                                         2004              2003              2002              2001              2000
                                     --------          --------          --------          --------          --------

At end of period:

   Accumulation units (000)               847               893               650               456               440
   Annuity units (000)                      -                 -                 -                 -                 -
   Accumulation unit value       $  12.923156       $ 11.293026       $  8.065415       $ 10.696387       $ 10.043462
   Net assets (000)              $     10,950       $    10,086       $     5,239       $     4,883       $     4,416
Ratio of investment income
      to average net assets (c)         0.09%             0.02%               N/A               N/A               N/A
Ratio of expenses to
       average net assets (d)           0.75%             0.75%              0.75%             0.75%             0.75%
Total return (g) (f)                   14.29%            39.78%            -24.72%             6.36%            -4.72%


                                                                 VANGUARD HIGH YIELD BOND
                                     --------------------------------------------------------------------------------

                                                              Years Ended December 31,
                                         2004              2003              2002              2001(a)
                                     --------          --------          --------          -----------

At end of period:

   Accumulation units (000)               486               367               140                   72
   Annuity units (000)                      5                 -                 -                    -
   Accumulation unit value       $  12.427863       $ 11.537996       $  9.946870        $    9.869512
   Net assets (000)              $      6,102       $     4,236       $     1,392        $         707
Ratio of investment income
      to average net assets (c)         6.68%             3.83%               N/A                  N/A
Ratio of expenses to
       average net assets (d)           0.75%             0.75%             0.75%                0.75% (e)
Total return (g) (f)                    7.58%            15.83%             0.64%               -1.37%




                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          DECEMBER 31, 2004


                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                      VANGUARD MONEY MARKET
                                   -------------------------------------------------------------------------------------------------

                                                                    Years Ended December 31,
                                       2004              2003              2002              2001 (b)          2000
                                   --------          --------          --------          --------          --------

  At end of period:

     Accumulation units (000)             8,281          9,196           17,359             24,394            20,126
     Annuity units (000)                      -              -                -                  -                 -
     Accumulation unit value       $   1.361282    $  1.354439      $  1.350997       $   1.338044      $   1.293846
     Net assets (000)              $     11,273    $    12,455      $    23,452       $     32,640      $     26,041
  Ratio of investment income
         to average net assets (c)        1.25%           1.03%             N/A                N/A               N/A
  Ratio of expenses to
         average net assets (d)           0.75%           0.75%            0.75%              0.75%             0.75%
  Total return (g) (f)                    0.39%           0.13%            0.86%              3.31%             5.28%


                                                                FIDELITY VIP EQUITY-INCOME
                                      --------------------------------------------------------------------------------------------

                                                                       Years Ended December 31,
                                             2004              2003              2002              2001 (a)
                                         --------          --------          --------          ------------
                                      --------------------------------------------------------------------------------------------

  At end of period:

     Accumulation units (000)                  341             241              151                  95
     Annuity units (000)                         -               -                -                   -
     Accumulation unit value           $ 11.128020    $  10.052958       $ 7.771493        $   9.427762
     Net assets (000)                  $     3,790    $      2,425       $    1,170        $        899
  Ratio of investment income
         to average net assets (c)            1.39%           1.35%             N/A                 N/A
  Ratio of expenses to
         average net assets (d)               0.75%           0.75%            0.75%                0.75% (e)
  Total return (g) (f)                       10.53%          29.12%          -17.71%               -5.79%


                                                                 SCUDDER CAPITAL GROWTH
                                      --------------------------------------------------------------------------------------------

                                                                       Years Ended December 31,
                                          2004              2003              2002              2001              2000
                                      --------          --------          --------          --------          --------

  At end of period:

     Accumulation units (000)            1,210             1,403            1,519             1,835              2,082
     Annuity units (000)                     -                 -                -                 -                  -
     Accumulation unit value       $ 22.282837      $  20.790583      $ 16.508497       $ 23.487941       $  29.346175
     Net assets (000)              $    26,970      $     29,179      $    25,077       $    43,093       $     61,092
  Ratio of investment income
         to average net assets (c)        0.55%             0.43%             N/A               N/A               N/A
  Ratio of expenses to
         average net assets (d)           0.75%             0.75%            0.75%             0.75%              0.75%
  Total return (g)                        7.10%            25.83%          -29.77%           -20.00%            -10.62%


(a)  Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.

(b)  On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT
     Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap
     Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life
     Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.

(c)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
     These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment
     Income ratio to be higher or lower than if the net assets had been constant.

(d)  The information for 2004 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.

(e)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

(f)  Not annualized for periods less than one year.

(g)  The Accumulation Unit Value (AUV) total return figures are computed in accordance with a formula prescribed by the
     Securities and Exchange Commission, which includes deduction of contract charges.

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          DECEMBER 31, 2004


                                                            FUND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                        FIDELITY VIP CONTRAFUND(R)
                                   -------------------------------------------------------------------------------------------------

                                                                         Years Ended December 31,
                                            2004              2003              2002              2001 (a)
                                        --------          --------          --------          --------

  At end of period:

     Accumulation units (000)               444                338               244                73
     Annuity units (000)                      -                  -                 -                 -
     Accumulation unit value        $ 12.510637        $ 10.915691      $   8.561012        $ 9.515065
     Net assets (000)               $     5,554        $     3,686      $      2,088        $      690
  Ratio of investment income              0.31%               0.38%              N/A               N/A
         to average net assets (c)        0.75%               0.75%             0.75%             0.75% (e)
  Ratio of expenses to                   14.46%              27.29%           -10.17%            -4.92%
         average net assets (d)
  Total return (g) (f)


                                                            FIDELITY VIP DYNAMIC CAPITAL APPRECIATION
                                   -------------------------------------------------------------------------------------------------

                                                                         Years Ended December 31,
                                            2004              2003              2002              2001 (a)
                                        --------          --------          --------          --------

  At end of period:

     Accumulation units (000)                151                145                64                 24
     Annuity units (000)                       -                  -                 -                  -
     Accumulation unit value        $   9.772686       $   9.709522       $  7.809482        $  8.464990
     Net assets (000)               $      1,476       $      1,407       $       499        $       203
  Ratio of investment income               0.00%              0.00%               N/A                N/A
         to average net assets (c)         0.75%              0.75%             0.75%               0.75% (e)
  Ratio of expenses to                     0.49%             24.10%            -7.90%             -15.42%
         average net assets (d)
  Total return (g) (f)

                                                                        ALGER AMERICAN GROWTH
                                   -------------------------------------------------------------------------------------------------

                                                                         Years Ended December 31,
                                            2004              2003              2002              2001              2000
                                        --------          --------          --------          --------          --------

  At end of period:

     Accumulation units (000)             1,920               2,201             2,319             2,721           3,059
     Annuity units (000)                      4                   4                 5                 5               5
     Accumulation unit value        $ 24.610503         $ 23.504239      $  17.520609       $ 26.344044     $ 30.100055
     Net assets (000)               $    47,360         $    51,836      $     40,713            71,820     $    92,232
  Ratio of investment income
         to average net assets (c)         0.00%               0.00%              N/A               N/A             N/A
  Ratio of expenses to
         average net assets (d)            0.75%               0.75%             0.75%             0.75%           0.75%
  Total return (g)                         4.64%              34.04%           -33.54%           -12.52%         -15.45%


     Report of Independent Registered Public Accounting Firm

The Board of Directors
USAA Life Insurance Company

We have audited the accompanying consolidated balance sheet of USAA Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The consolidated financial statements of the Company for the year ended December 31, 2003 and 2002 were audited by other auditors, whose report dated February 20, 2004 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion no the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements referred to above present fairly, in all material respects, the consolidated financial position of USAA Life Insurance Company and subsidiaries at December 31, 2004, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP


February 18, 2005

                    A Member Practice of Ernst & Young Global

KPMG LOGO


KPMG LLP
Suite 1200
300 Convent
San Antonio, TX  78205


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors
USAA LIFE INSURANCE COMPANY:


We have audited the accompanying consolidated balance sheet of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2003, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the two-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2003, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2003 in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP
                                  ------------


San Antonio, Texas
February 20, 2004

                                [GRAPHIC OMITTED]
                  USAA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

                           December 31, 2004 and 2003
                   (Dollars in Thousands, Except Share Data)

Assets                                                                       2004                    2003
------                                                                       ----                    ----
Investments:
 Debt securities, at fair value
  (cost $8,775,072 and $7,844,671, respectively)                      $     9,132,806               8,266,373
 Equity securities, at fair value
  (cost $5,587 and $296,455, respectively)                                      5,887                 287,565
 Investment in affiliated real estate investment trust                         33,666                  29,415
 Mortgage loans                                                                 1,694                   1,940
 Policy loans                                                                 133,482                 135,951
 Short-term investments                                                             -                  63,721
                                                                           ----------              ----------
  Total investments                                                         9,307,535               8,784,965

Cash and cash equivalents                                                     126,348                  56,535
Premium balances receivable                                                     5,344                   5,347
Accounts receivable - affiliates                                                    3                       -
Furniture and equipment                                                         1,041                     276
Securities lending collateral                                                 586,481                 608,783
Accrued investment income                                                     108,732                 102,952
Deferred policy acquisition costs                                             328,202                 339,280
Deferred tax                                                                  134,964                 101,200
Reinsurance recoverable                                                       942,713                 821,585
Other assets                                                                   26,557                  20,849
Separate account assets                                                       387,701                 353,818
                                                                           ----------              ----------
 Total assets                                                         $    11,955,621              11,195,590
                                                                           ==========              ==========

Liabilities
-----------
Insurance reserves                                                    $     2,381,054               2,164,818
Funds on deposit                                                            7,330,202               6,920,918
Accounts payable and accrued expenses                                          58,209                  51,116
Accounts payable - affiliates                                                  30,398                  31,611
Securities lending payable                                                    586,481                 608,783
Other liabilities                                                             158,749                 103,339
Separate account liabilities                                                  387,701                 353,818
                                                                           ----------              ----------
  Total liabilities                                                        10,932,794              10,234,403
                                                                           ----------              ----------
Stockholders' Equity
--------------------
Preferred capital stock, $100 par value; 1,200,000 shares
  authorized; 800,000 shares issued and outstanding                            80,000                  80,000
Common capital stock, $100 par value; 30,000 shares
  authorized; 25,000 shares issued and outstanding                              2,500                   2,500
Additional paid-in capital                                                     51,408                  51,408
Accumulated other changes in equity from nonowner sources                      27,487                  51,242
Retained earnings                                                             861,432                 776,037
                                                                           ----------              ----------
  Total stockholders' equity                                                1,022,827                 961,187
                                                                           ----------              ----------
  Total liabilities and stockholders' equity                          $    11,955,621              11,195,590
                                                                           ===========             ===========

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 2004, 2003, and 2002

                             (Dollars in Thousands)

                                                           2004                    2003               2002
                                                           ----                    ----               ----
Revenues
--------
Premiums                                             $     488,747               488,329            485,248
Investment income, net                                     506,379               475,822            473,675
Fees, sales, and loan income                                18,103                21,697             19,465
Net realized investment gains (losses)                       1,924                 3,290            (21,144)
Commissions and expense allowance
on reinsurance ceded                                        86,482                75,991             64,506
Considerations for supplementary
contracts with life contingencies                           35,481                16,124             15,229
Other revenues                                               8,695                 3,632              2,245
                                                         ---------             ---------          ---------
 Total revenues                                          1,145,811             1,084,885          1,039,224
                                                         ---------             ---------          ---------

Benefits and expenses
---------------------
Losses, benefits, and settlement expenses                  666,353               638,577            653,743
Policy acquisition costs                                    44,351                30,763             28,331
Dividends to policyholders                                  44,620                47,501             52,206
Other operating expenses                                   176,189               173,170            174,016
                                                         ---------             ---------          ---------
 Total benefits and expenses                               931,513               890,011            908,296
                                                         ---------             ---------          ---------
 Income before income taxes                                214,298                194,874           130,928
                                                         ---------             ---------          ---------

Income tax expense:
 Federal:
  Current                                                   95,928               121,116             52,088
  Deferred                                                 (20,442)              (55,325)            (6,039)
                                                         ---------             ---------          ---------
   Total federal                                            75,486                65,791             46,049
                                                         ---------             ---------          ---------
State tax expense                                            1,614                 2,298              1,351
                                                         ---------             ---------          ---------
Net income                                           $     137,198               126,785             83,528
                                                         =========             =========          =========

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                 Consolidated Statements of Stockholders' Equity

                  Years Ended December 31, 2004, 2003, and 2002

                             (Dollars in Thousands)

                                                                            2004         2003          2002
                                                                            ----         ----          ----
Capital
-------
Preferred capital stock                                                $    80,000       80,000        80,000
Common capital stock                                                         2,500        2,500         2,500
Additional paid-in capital                                                  51,408       51,408        51,408
                                                                       -----------     --------      --------
    End of year                                                            133,908      133,908       133,908
                                                                       -----------     --------      --------

Accumulated other changes in equity from nonowner
-------------------------------------------------
  sources, net of tax
  -------------------
Beginning of year                                                           51,242       48,474        13,169
Unrealized gains (losses) on securities during year, net of
  income taxes and reclassification adjustments                            (23,755)       2,768        35,305
                                                                       -----------     --------      --------
    End of year                                                             27,487       51,242        48,474
                                                                       -----------     --------      --------

Retained earnings
-----------------
Beginning of year                                                          776,037      702,155       626,618
Net income                                                                 137,198      126,785        83,528
Dividends to stockholders                                                  (51,803)     (52,903)       (7,991)
                                                                       -----------     --------      --------
    End of year                                                            861,432      776,037       702,155
                                                                       -----------     --------      --------
    Total stockholders' equity                                         $ 1,022,827      961,187       884,537
                                                                       ===========     ========      ========

Summary of changes in equity from nonowner sources
--------------------------------------------------
Net income                                                             $   137,198      126,785        83,528
Other changes in equity from nonowner sources, net of tax                  (23,755)       2,768        35,305
                                                                       -----------     --------      --------
Total changes in equity from nonowner sources                          $   113,443      129,553       118,833
                                                                       ===========     ========      ========

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2004, 2003, and 2002

                             (Dollars in Thousands)

                                                                                        2004             2003               2002
                                                                                        ----             ----               ----
Cash flows from operating activities:
   Net income                                                                   $      137,198          126,785            83,528
   Adjustments to reconcile net income to net cash
   provided by operating activities:
      Net realized investment (gains) losses                                            (1,924)          (3,290)           21,144
      Interest credited on policyholder deposits                                       315,581          299,328           300,973
      Decrease (increase) in deferred policy acquisition costs                          11,078           (7,572)          (18,318)
      Depreciation and amortization                                                      9,842           12,963              (120)
      Deferred income tax (benefit) expense                                            (20,442)         (55,325)           (6,039)
      (Increase) decrease in premium balances receivable                                     3             (457)               13
      Decrease (increase) in accounts receivable-affiliate                                  (3)             204              (167)
      Decrease (increase) in accrued investment income                                  (5,780)           3,737             8,201
      Increase in reinsurance recoverable and other assets                            (127,678)        (144,097)          (61,393)
      Increase in insurance reserves                                                   226,458          212,677           187,211
      (Decrease) increase in accounts payable and accrued expense                       13,114           (3,040)          (34,665)
      (Decrease) increase in accounts payable-affiliates                                (1,213)          10,511             1,285
      Increase in other liabilities                                                     43,416            4,286            31,421
      Other                                                                             3,352             5,135            (9,659)
                                                                                    ----------         --------          --------
         Net cash provided by operating activities                                     603,002          461,845           503,415
                                                                                    ----------         --------          --------
Cash flows from investing activities:
   Proceeds from sales and maturities of available-for-sale securities               1,688,824        1,917,098         2,036,825
   Proceeds from principal collections on investments                                  213,294        1,223,139           341,420
   Purchases of available-for-sale securities                                       (2,476,959)      (3,856,802)       (3,126,174)
   Issuance of mortgage loans                                                             (248)            (629)             (586)
                                                                                    ----------       ----------        ----------
      Net cash used in investing activities                                           (575,089)        (717,194)        (748,515)
                                                                                    ----------       ----------        ----------

Cash flows from financing activities:
   Deposits to funds on deposit                                                        393,737          533,932           524,539
   Proceeds from short-term borrowings                                                       -                -            (2,600)
   Withdrawals from funds on deposit                                                  (300,034)        (248,186)         (306,734)
      Dividends to stockholders                                                        (51,803)         (52,903)           (7,991)
                                                                                    ----------       ----------        ----------
      Net cash provided by financing activities                                         41,900          232,843           207,215
                                                                                    ----------       ----------        ----------
      Net increase (decrease) in cash and cash equivalents                              69,813          (22,506)          (37,886)
      Cash and cash equivalents at beginning of year                                    56,535           79,041           116,927
                                                                                    ----------       ----------        ----------
      Cash and cash equivalents at end of year                                         126,348           56,535            79,041
                                                                                    ==========       ==========        ==========

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


(1 ) Summary of significant accounting policies
     ------------------------------------------

     (a)  Organization
          ------------

          USAA LIFE INSURANCE COMPANY (Life Company) is an indirect, wholly owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). Life Company markets individual life insurance policies, annuity contracts, group credit life and accident and health policies, and individual accident and health policies to individuals eligible for membership in USAA. Life Company is licensed to do business in the District of Columbia and in all states, with the exception of New York. Life Company has a subsidiary company, USAA Life Insurance Company of New York (Life of New York), licensed to sell life and annuity contracts in that state. Life Company's other subsidiary business, USAA Life General Agency (LGA), offers additional products of other insurance companies requested by USAA membership that are not sold by Life Company. The consolidated financial statements include the accounts of Life Company and its subsidiaries (collectively, the Company). All significant intercompany balances and transactions have been eliminated in consolidation.

     (b)  Accounting standards adopted
          ----------------------------

          Effective January 1, 2003, the Company adopted the provisions of Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." The Standard addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force (EITF) Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This Standard requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred. A liability is incurred when the definition of a liability in FASB Concepts Statement No. 6, "Elements of Financial Statements," is met. The implementation of SFAS No. 146 did not have a material impact on the Company's financial position, results of operations, or liquidity.

          Effective June 1, 2003, the Company adopted the provisions of FASB SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," except for the provisions related to mandatorily redeemable financial instruments, which were deferred by FASB Staff Position 150-3 for certain nonpublic entities. Generally, the Standard requires that an issuer classify a financial instrument that is within the scope of this Standard as a liability. Many of those instruments would have previously been classified as equity. The implementation of SFAS No. 150 did not have a material impact on the Company's financial position, results of operations, or liquidity.

          Effective July 1, 2003, the Company adopted the provisions of FASB SFAS No. 149, "Amendment of Statement 133, Accounting for Derivative Instruments and Hedging Activities." The Standard amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The implementation of SFAS No. 149 did not have a material impact on the Company's financial position, results of operations, or liquidity.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


          Effective January 1, 2004, the Company adopted the provisions of FASB Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" (FIN
          46R). The objective of FIN 46R is to improve financial reporting by companies involved with variable interest entities. This new model for consolidation applies to an entity in which either (1) the powers or rights of the equity holders do not give them sufficient decision-making powers or (2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. FIN 46R requires a variable interest entity to be consolidated by the company that is subject to a majority of the risk of loss from the variable interest entity's activities or that is entitled to receive a majority of the entity's residual returns or both. For nonpublic entities, the consolidation requirements of FIN 46R apply immediately to variable interest entities created after December 31, 2003. A nonpublic entity shall apply FIN 46R to all entities that are subject to this Interpretation by the beginning of the first annual period beginning after December 15, 2004. The implementation of FIN 46R did not have a material impact on the Company's financial position, results of operations, or liquidity.

          Effective January 1, 2004, the Company adopted the provisions of American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts." SOP 03-1 changes the accounting for separate accounts and sales inducements and changes the liability model by expanding the definition of "account balance" and addressing annuitization guarantees and minimum guaranteed death benefits. The implementation of SOP 031 did not have a material effect on the Company's financial position, results of operation, or liquidity.

          Effective July 1, 2004, the Company adopted the provisions of EITF Issue 03-1 "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments," which provides additional guidance in determining whether investment securities have an impairment that should be considered other-than-temporary. On September 15, 2004, the FASB issued proposed FSP EITF Issue 03-1-a to address the application of the EITF Issue 03-1 to debt securities that are affected by interest rate and/or sector-spread changes only. On September 30, 2004, the FASB issued FSB EITF Issue 03-1-1, which delayed the effective date of certain paragraphs of the EITF until EITF 03-1-a is issued. The implementation of EITF Issue 03-1 did not have a material impact on the Company's financial position, results of operations, or liquidity.

     (c)  Investments
          -----------

          All debt securities, including bonds, mortgage-backed securities, and redeemable preferred stocks are classified as available-for-sale and are carried at fair value with unrealized gains or losses (net of related deferred income taxes, certain insurance reserves, and deferred policy acquisition costs) reflected in stockholders' equity.

          Bonds, at amortized cost of approximately $161,373, and $160,646 were on deposit with various state governmental agencies at December 31, 2004 and 2003, respectively.

          Mortgage-backed securities represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities. Prepayment assumptions for mortgage-backed securities are obtained from a third party pricing service and are based on dealer surveys.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


          All equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and certain insurance reserves) reflected in stockholders' equity.

          Mortgage loans and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.8% to 9.6% at December 31, 2004. Interest is recognized over the life of the note using the interest method. Mortgage loans are collateralized by shares in the One Towers Park Lane Cooperative Company.

          The Company's investment in an affiliated Real Estate Investment Trust
          (REIT) is carried at its underlying equity.

          Short-term investments, which consist of highly liquid debt instruments with maturities of greater than three months and less than a year when purchased, are carried at amortized cost, which approximates fair value.

          Principal or interest payments on debt securities or loans are determined to be uncollectible when they are 90 days past due, and the amounts determined to be uncollectible are written off through the Statement of Income. Interest is not accrued on debt securities or loans for which principal or interest payments are determined to be uncollectible.

          Realized gains and losses are included in net income based upon specific identification of the investment sold. The Company periodically reviews the value of debt and equity securities for other-than-temporary impairment. If a decline in the fair value of an individual security is deemed to be other-than-temporary, the difference between carrying value and estimated fair value is charged to income as a realized investment loss. Amortization of bond premium or discount is calculated using the scientific (constant yield) interest method.

    (d)   Cash and cash equivalents
          -------------------------

          For purposes of the consolidated statement of cash flows, all highly liquid marketable securities with original maturities of three months or less at the time of purchase and money market mutual funds are considered to be cash equivalents. At December 31, 2004 and 2003, cash includes $10 and $493, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

    (e)   Federal income taxes
          --------------------

          Life Company and its subsidiaries are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate subsidiaries of USAA based upon a tax allocation agreement, whereby subsidiaries receive a current benefit to the extent their losses are utilized by the consolidated group. Separate subsidiary current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income adjusted for any consolidated benefits allocated to the subsidiaries.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


          Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

     (f)  Fair value of financial instruments
          -----------------------------------

          The fair value estimates of the Company's financial instruments are made at a point in time, based on relevant market information and information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale, at one time, the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

     (g)  Use of estimates
          ----------------

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (h)  Deferred policy acquisition costs
          ---------------------------------

          Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations. The period for amortization is 10 to 30 years, but not to exceed the life of the policy.

          Acquisition costs for universal life and annuity policies are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality, and expense margins. The amortization period for universal life policy deferred acquisition costs is 20 years. The amortization period for annuities deferred acquisition costs is either 20 or 30 years.

          Deferred policy acquisition costs are reviewed by line of business to determine that the unamortized portion does not exceed the present value of anticipated gross profits or the sum of the present value of expected gross premiums and the reserves held, less the present value of expected future benefits.

          In 2004, it was determined that the present value of anticipated gross profits exceeded the unamortized portion of the deferred policy acquisition costs for the variable line of business. This resulted in the accelerated amortization of $13.3 million of deferred policy acquisition costs.

          The Company accounts for the 1% "bonus interest" payments on certain deferred annuity contracts as sales inducements by setting them up as a distinct and separate asset. The Company will defer and amortize these sales inducements in proportion to estimated gross profit. The cost deferred as of December 31, 2004 was $2,615. Amortization will begin in 2005. The unamortized balance was $2,615 as of December 31, 2004.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     (i)  Insurance reserves
          ------------------

          Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. Payout annuity reserves are computed by discounting future payments at rates based on the interest used to calculate payments on each individual contract and mortality. These assumptions vary by such characteristics as plan, year of issue, policy duration, and date of receipt of funds, and may include provisions for adverse deviation.

     (j)  Funds on deposit
          ----------------

          Funds on deposit are primarily liabilities for universal life policies, payout annuities without life contingencies and deferred annuities. The liabilities for universal life policies and deferred annuities are determined utilizing the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges. The liabilities for payout of annuities without life contingencies are determined utilizing the "prospective" method discounting future guaranteed payments at the interest rate used to determine contract benefit.

     (k)   Claims expense
          ---------------

          Contract claims include an amount determined from individual case estimates and loss reports and an amount, based on past experience, for losses incurred but not reported. Such liabilities are based on assumptions and estimates. While management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period determined.

     (l)  Insurance revenues and expenses
          -------------------------------

          Premiums on traditional life insurance products and accident and health contracts are recognized as revenues as they become due. Benefits and expenses are matched with premiums in determining net income through the holding of reserves that provide for policy benefits and amortization of acquisition costs over the lives of the policies. Universal life policy and deferred annuity contract revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies and contracts include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits including surrender charges, investment, mortality, and expense margins.

     (m)  Participating business
          ----------------------

          Certain life insurance policies contain dividend payment provisions, which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 3%, 4%, and 5% of the total life insurance in force at
          December  31,  2004,  2003,  and  2002,   respectively.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


          Participating policies accounted for 12%, 13%, and 14% of the premium income in 2004, 2003, and 2002, respectively. The provision for policyholders' dividends is based on benefit reserves and a future dividend liability based on the current dividend scales.

          For all participating policies issued after December 31, 1983, the Company guarantees to pay dividends in aggregate in the total amount of $19,087 in 2005. Dividends paid to participating policyholders were $45,871 and $49,809 in 2004 and 2003, respectively.

          Income attributable to participating policies in excess of policyholder dividends is restricted by several states for the benefit of participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

     (n)  Reinsurance
          -----------

          Prospective reinsurance premiums, losses and loss adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contract. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

     (o)  Separate accounts
          -----------------

          Separate account assets and liabilities consist principally of variable universal life and variable annuities representing funds that the Company administers and invests to meet specific investment objectives of the contract holders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company's other business activities. Net investment income and net realized and unrealized investment gains and losses generally accrue directly to such contract holders who bear the investment risk, subject in some cases to minimum guaranteed rates. Accordingly, the Company does not include these investment results in their revenues. Separate accounts are reported at fair value.

     (p)  Advertising Activities
          ----------------------

          Advertising costs are expensed as incurred. For the periods ended December 31, 2004, 2003, and 2002, these costs totaled $14,219, $12,324, and $10,611, respectively.

     (q)  Reclassifications
          -----------------

          Certain reclassifications of prior year amounts have been made to conform with the current year's presentation.

(2)  Basis of accounting
     --------------------

     The Company prepares separate statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of the states of Texas and New York. The Texas Department of Insurance and New York State Insurance Department adopted the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective March 2004, (NAIC SAP) in its entirety, except as provided in Title 28 Part 1 Chapter 7 Subchapter A Rule 7.18, "NAIC Accounting Practices and Procedures Manual" (Rule 7.18) of the Texas Administrative Code and in Regulation 172, "Financial Statement Filings and Accounting Practices and Procedures" (Reg. 172), respectively.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     These consolidated financial statements have been prepared on the basis of GAAP, which differs from the statutory basis of accounting followed in reporting to insurance regulatory authorities. On a statutory accounting basis, the net income and policyholders' surplus of the Company as of and for the year ended December 31 were as follows:

                                              2004          2003          2002
                                              ----          ----          ----
     Statutory net income                  $ 129,706       118,165        60,761
     Statutory capital and surplus         $ 787,152       675,285       601,853

(3)  Investments
     -----------

     The amortized cost, fair value, and carrying value of investments in debt and equity securities classified as available-for-sale as of December 31, 2004 were as follows:

                                                                        Available-for-Sale
                                              -------------------------------------------------------------------------------
                                                                    Gross           Gross
                                                   Amortized      Unrealized      Unrealized        Fair           Carrying
                                                     Cost           Gains           Losses          Value           Value
                                              -------------------------------------------------------------------------------
Debt securities
---------------
U.S. Government and agencies                  $      19,646            700             (34)           20,312         20,312
States and political subdivisions                   289,271         11,865          (1,508)          299,628        299,628
Foreign governments                                  40,000            247             (83)           40,164         40,164
Mortgage-backed securities                        2,170,269         55,788         (10,009)        2,216,048      2,216,048
Corporate securities                              5,893,316        317,544         (27,987)        6,182,873      6,182,873
Redeemable preferred stock                          362,570         12,359          (1,148)          373,781        373,781
                                                  ---------      ---------        ---------        ---------      ---------
         Total debt securities                $   8,775,072        398,503         (40,769)        9,132,806      9,132,806
                                                  =========      =========        =========        =========      =========

Equity securities
-----------------
Non-redeemable preferred stock                $       5,587            300               -             5,887          5,887
                                                  ---------      ---------        ---------        ---------      ---------
          Total equity securities             $       5,587            300               -             5,887          5,887
                                                  =========      =========        =========        =========      =========


                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The amortized cost, fair value, and carrying value of investments in debt and equity securities classified as available for sale as of December 31, 2003 were as follows:

                                                                          Available-for-Sale
                                              --------------------------------------------------------------------------------------
                                                                  Gross               Gross
                                                Amortized       Unrealized         Unrealized           Fair              Carrying
                                                 Cost             Gains              Losses             Value              Value
                                              --------------------------------------------------------------------------------------
Debt securities
---------------
U.S. Government and agencies                  $   10,437               810               (75)             11,172            11,172
States and political subdivisions                246,153             4,779            (1,905)            249,027           249,027
Foreign governments                               35,000                12              --                35,012            35,012
Mortgage-backed securities                     1,708,629            51,158            (6,127)          1,753,660         1,753,660
Corporate securities                           5,563,654           385,535           (22,325)          5,926,864         5,926,864
Redeemable preferred stock                       280,798            10,413              (573)            290,638           290,638
                                              ----------        ----------        ----------          ----------        ----------
         Total debt securities                $7,844,671           452,707           (31,005)          8,266,373         8,266,373

Equity securities
-----------------
Common stock                                  $  290,783             4,690           (13,924)            281,549           281,549
Non-redeemable preferred stock                     5,672               344              --                 6,016             6,016
                                              ----------        ----------        ----------          ----------        ----------
         Total equity securities              $  296,455             5,034           (13,924)            287,565          287,565

     The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.


                                                   Available-for-Sale
                                                -------------------------
                                                 Amortized         Fair
                                                   Cost           Value
                                                -------------------------
     Due in one year or less                    $  370,354        374,916
     Due after one year through five years       1,827,942      1,896,128
     Due after five years through ten years      2,078,724      2,193,201
     Due after ten years                         2,327,783      2,452,513
                                                 ---------      ---------
                                                 6,604,803      6,916,758
     Mortgage-backed securities                  2,170,269      2,216,048
                                                 ---------      ---------
                                               $ 8,775,072      9,132,806
                                                 =========      =========

     Proceeds from sales of available-for-sale debt securities, including collections on mortgage-backed securities, during 2004, 2003, and 2002 were $762,119, $2,563,775 and $2,326,739, respectively. Gross gains and losses of $37,815 and $1,165, respectively, for 2004, $110,588 and $9,299, respectively, for 2003, and $50,848 and $58,737, respectively, for 2002, were realized on those sales. Included in such realized investment losses on the consolidated statement of income are other than temporary write-downs of debt securities of $0, $0, and $978 for 2004, 2003, and 2002, respectively.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           December 31, 2004 and 2003

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     Proceeds from sales of equity securities during 2004, 2003, and 2002 were $430,845, $575,712, and $50,593, respectively. Gross gains and losses of $8,023 and $11,068, respectively, for 2004, $21,178 and $9, respectively, for 2003, and $0 and $34,813, respectively, for 2002, were realized on those sales.

     The Company has excluded certain realized and unrealized capital gains and losses from surplus by establishing a policyholder liability. Net realized capital gains (losses) of $37,693, $119,168, and $(18,077) for 2004, 2003 and 2002 respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in insurance reserves. At December 31, 2004 and 2003, net unrealized investment gains of $315,904 and $333,978, respectively, were allocated to insurance reserves for participating life insurance policies and interest sensitive contracts.

     Gross investment income during 2004, 2003, and 2002 was $511,156, $481,270, and $479,345, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $4,777, $5,448, and $5,670 for 2004, 2003, and 2002, respectively.

     Sources of net investment income were as follows:

                                                                    2004           2003        2002
                                                                 ----------     ---------    --------
     Debt securities                                             $  464,759      444,329     455,116
     Equity securities                                                1,854        4,743       4,097
     Investment in affiliated real estate investment trust            2,638        2,245           -
     Mortgage loans                                                     111          114         152
     Policy loans                                                     7,906        8,102       8,144
     Cash, cash equivalents and short-term investments                1,858        1,782       2,139
     Aggregate write-ins for investment income                       32,030       19,955       9,697
                                                                 ----------     --------     -------
          Total gross investment income                             511,156      481,270     479,345
                                                                 ----------     --------     -------
     Investment expense                                              (4,777)      (5,448)     (5,670)
                                                                 ----------     --------     -------
          Net investment income                                  $  506,379      475,822     473,675
                                                                 ==========     ========     =======

     Life Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Life Company maintains full ownership rights to the securities loaned and accordingly the loaned securities are classified as investments. Initial collateral is required at a rate of 102% of the fair value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Life Company's guidelines to generate additional income. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. The securities lending collateral and the corresponding securities lending payable are reported on the consolidated balance sheets as assets and liabilities. Under the terms of a liquidity loan program, Life Company may request funds from the securities lending program for use in operations. No funds were borrowed under the liquidity program in 2004 or 2003.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The fair value of loaned securities were as follows at December 31:

             Loaned Securities                    2004        2003
             -----------------                  ---------    ---------
             Debt securities                   $ 573,211      537,615

             Equity securities                         -       54,479
                                               ---------    ---------
                                               $ 573,211      592,094
                                               =========    =========

     Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 are as follows:

                                Less than 12 Months           12 Months or More             Total
                                -------------------           -----------------             -----
                                Fair    Unrealized        Fair        Unrealized      Fair      Unrealized
                               Value      Losses          Value         Losses       Value        Losses
                               -----    ----------        -----       ----------     -----      -----------
     U.S. Treasury
       Securities and
       obligations of
       U.S. Government
       corporations and
       agencies            $    12,116         (34)              -           -          12,116       (34)
     Corporate and
       other securities      1,230,843     (14,418)      1,171,824     (26,317)      2,402,667   (40,735)
                           ------------    ---------     ----------    ---------     ----------  --------
     Subtotal, debt
       securities            1,242,959     (14,452)      1,171,824     (26,317)      2,414,783   (40,769)
     Common stock                    -           -               -           -               -         -
                           ------------    ---------     ----------    ---------     ----------  --------
     Total temporarily
       impaired
       securities          $ 1,242,959     (14,452)      1,171,824     (26,317)      2,414,783   (40,769)
                           ============    =========     ==========    =========     ==========  ========

     The Company evaluates for an other-than-temporary impairment of individual debt securities when the fair value of the security is significantly below cost and below investment grade. When these conditions are present, the individual security is evaluated for potential impairment based upon the facts and circumstances of that security and the probability of recovery. The Company will not deem an unrealized loss as an other-than-temporary impairment if the fair value is below the carrying value due primarily to increases in market interest rates subsequent to the purchase of the security, and if the Company does not have a current intent to sell the security. Utilizing these criteria, all unrealized losses on fixed income securities at December 31, 2004 are considered a temporary impairment.

(4)  Federal income tax
     ------------------

     The expected statutory Federal income tax amounts for the years ended December 31, 2004, 2003, and 2002 differ from the actual tax amounts as follows:

                                              2004       2003           2002
                                             ------     -------        ------
     Income before income taxes            $ 214,298    194,874       130,928
     Less:  State tax expense                  1,614      2,298         1,351
                                             -------    -------       -------
     Income before federal income taxes      212,684    192,576       129,577
                                             =======    =======       =======
     Federal income tax expense at 35%
       statutory rate                         74,439     67,401        45,352

     Increase (decrease) in tax resulting
       from:

       Dividends received deductions            (800)      (727)         (157)

       Tax credits                               (39)       (43)          (53)

       Other, net                              1,886       (840)          907
                                             -------    -------       -------

          Federal income tax expense        $ 75,486     65,791        46,049
                                             =======    =======       =======

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)

     Deferred income tax expense or benefit for the years ended December 31, 2004, 2003, and 2002 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

     A deferred tax liability has not been recognized for the policyholders' surplus account that would become taxable if distributed after December 31, 2006, because distributions from this policyholders' surplus are planned prior to then. The balance in this account as of December 31, 2004 was $158, and the tax would be $55 if this amount became taxable.

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                        2004          2003
                                                     ---------      --------
     Deferred tax assets:
       Insurance reserves                            $ 201,962       178,974
       Accounts payable and accrued expenses             3,649         4,048
       Policyholder dividends                            6,791        11,880
       Depreciable assets                                  424         1,061
       Other, net                                        5,659         7,006
                                                     ----------      --------
         Total gross deferred tax assets               218,485       202,969
                                                     ----------      --------

     Deferred tax liabilities:
       Investments                                      (7,792)       (7,171)
       Deferred policy acquisition costs               (41,665)      (50,255)
       Unearned Premiums                               (11,691)      (10,716)
       Pension                                          (7,629)       (6,035)
                                                     ----------      --------
         Total gross deferred tax liabilities          (68,777)      (74,177)
                                                     ----------      --------
     Net deferred tax asset before unrealized gain
       on investments                                  149,708       128,792
     Deferred tax liability on net unrealized gain
       on investments                                  (14,744)      (27,592)
                                                     ----------      --------
         Net deferred tax asset                      $ 134,964       101,200
                                                     ==========      ========

     Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

     At December 31, 2004 and 2003, other liabilities includes federal income tax payable of $23,536 and $12,899, respectively.

     Aggregate cash payments to USAA for income taxes were $80,157, $111,935, and $31,221 for Life Company, and $5,133, $6,907, and $2,719 for its subsidiaries during the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     Detailed tax amounts for items of total nonowner changes in equity are as follows:

                                                                      Before-       Tax
                                                                        Tax       (Expense)     Net-of-Tax
                                                                       Amount     or Benefit       Amount
                                                                       ------     ----------       ------
     FOR THE YEAR ENDED DECEMBER 31, 2002
     Unrealized gains on securities:
       Unrealized holding gains arising during year                 $  67,150      (23,502)          43,648
       Less: reclassification adjustment for losses realized
         in income                                                    (12,835)       4,492           (8,343)
                                                                      --------     ---------       ----------
         Net unrealized gains from securities                          54,315      (19,010)          35,305
                                                                      --------     ---------       ----------
           Other changes in equity from nonowner sources            $  54,315      (19,010)          35,305
                                                                      ========    ==========       ==========

     FOR THE YEAR ENDED DECEMBER 31, 2003
     Unrealized gains on securities:
       Unrealized holding gains arising during year                 $ 127,844      (62,142)          65,702
       Less: reclassification adjustment for gains realized in
         income                                                      (122,458)      59,624          (62,934)
                                                                      --------     ---------       ----------
       Net unrealized gains from securities                             5,386       (2,618)           2,768
                                                                      --------     ---------       ----------
         Other changes in equity from non-owner sources             $   5,386       (2,618)           2,768
                                                                      ========    ==========       ==========

     FOR THE YEAR ENDED DECEMBER 31, 2004
     Unrealized gains on securities:
       Unrealized holding gains arising during year                 $ (77,046)      27,043          (50,003)
       Less: reclassification adjustment for gains realized in
         income                                                        40,445      (14,197)          26,248
                                                                      --------     ---------       ----------
         Net unrealized gains from securities                         (36,601)      12,846          (23,755)
                                                                      --------     ---------       ----------
           Other changes in equity from non-owner sources           $ (36,601)      12,846          (23,755)
                                                                      ========     =========       ==========

                                                                                                  (Continued)
                                                      16

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


(5)  Fair value of financial instruments
     -----------------------------------

     The following tables present the carrying value and estimated fair value of the Company's financial instruments at December 31, 2004 and 2003. SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                                                               2004                       2003
                                                                       ------------------      ------------------------
                                                                       Carrying     Fair         Carrying     Fair
                                                                        Value       Value         Value       Value
                                                                       --------   -------      -----------   ----------
     Financial assets:
       Cash and cash equivalents                                    $   126,348     126,348       56,535        56,535
       Debt securities                                                9,132,806   9,132,806    8,266,373     8,266,373
       Equity securities                                                  5,887       5,887      287,565       287,565
       Investment in affiliated REIT                                     33,666      34,619       29,415        29,856
       Mortgage loans                                                     1,694       1,501        1,940         2,026
       Policy loans                                                     133,482     133,482      135,951       135,951
       Short-term investments                                                 -           -       63,721        63,721
       Premium balances receivable                                        5,344       5,344        5,347         5,347
       Accounts receivable - affiliates                                       3           3            -             -
       Securities lending collateral                                    586,481     586,481      608,783       608,783
       Accrued investment income                                        108,732     108,732      102,952       102,952
       Separate account assets                                          387,701     387,701      353,818       353,818

Financial liabilities:
       Deferred annuities and annuities without life contingencies    5,091,371   4,658,641    4,658,641     5,091,371
       Policyholder dividend accumulations                               35,752      35,752       35,534        35,534
       Policy dividends declared but unpaid                              24,558      24,558       25,809        25,809
       Accounts payable and accrued expenses                             58,209      58,209       51,116        51,116
       Accounts payable - affiliates                                     30,398      30,398       31,611        31,611
       Securities lending payable                                       586,481     586,481      608,783       608,783
       Separate account liabilities                                     387,701     387,701      353,818       353,818

     All carrying values are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations, both of which are included in funds on deposit, and policy dividends declared but unpaid, which are included in other liabilities.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     Short-term  investments,   cash  and  cash  equivalents:   The  fair  value
     approximates the carrying amount because of the short-term nature of these instruments.

     Debt and equity securities: The fair value for bonds and stocks are determined using quoted market prices from Interactive Data Corporation or individual brokers.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     Investment in affiliated REIT: The fair value of the investment in the affiliated REIT is determined by using the most recent purchase price to value the shares.

     Mortgage loans: The fair value of mortgage loans are estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

     Policy loans: In the Company's opinion, the carrying value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at the aggregate unpaid balance, and carry interest rates ranging from 4.8% to 7.4% in advance.

     Premium balances receivable: The carrying amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

     Accounts receivable and payable - affiliates: The carrying value of the accounts receivable and accounts payable for affiliates approximates its fair value because of the short-term nature of the obligations.

     Securities lending collateral and Securities lending payable: The carrying value of collateral for securities loaned and payable upon return of securities loaned approximates fair value because of the short maturity of the collateral.

     Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

     Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds; therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, without consideration for applicable surrender charges, if any.

     Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is equal to the current accumulated value without anticipation of any applicable surrender charges, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

     Policyholder dividend accumulations: The fair value of policyholder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

     Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

     Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)



(6)  Borrowings
     ----------

     The Company has no borrowing activity outside of the agreements described in Note 7 "Transactions with affiliates."

(7)  Transactions with affiliates
     ----------------------------

     Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. USAA allocates these and other expenses to affiliates for administrative services performed by them. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services for the Company was $109,819, $131,335 and $117,742 for 2004, 2003, and 2002, respectively.

     The Company has an agreement with USAA Investment Management Company (IMCO) regarding the reimbursement of costs for investment services provided. The aggregate amount of the IMCO contracted services was $4,751, $5,535 and $5,651 for 2004, 2003, and 2002, respectively.

     Life Company also received premium and annuity considerations from USAA of $17,044, $13,235 and $9,259 during 2004, 2003, and 2002, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group life insurance on USAA employees.

     Life Company provides credit life and disability insurance to members of the USAA Federal Savings Bank (USAA FSB) through an insurance arrangement with USAA FSB. Total credit life and disability premiums were $8,903, $6,968 and $6,708 during 2004, 2003 and 2002, respectively.

     Life Company has executed Board of Directors' resolutions authorizing Life Company to borrow up to $50,000 at any one time on an unsecured basis. These funds are borrowed through intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO), which generally obtains funding in the money and capital markets. Interest rates on borrowings are based upon CAPCO's or FUNDCO's cost of obtaining funds. Life Company had borrowings totaling $18,030, $10,900 and $0 during 2004, 2003, and 2002 through the use of these resolutions and funding agreements. However, there were no borrowings outstanding as of December 31, 2004,
     2003, and 2002. The maximum amount outstanding under such borrowings by Life Company at any time during 2004, 2003, and 2002 was $16,030, $4,200 and $0 respectively. The interest associated with these borrowings was $2, $1 and $0 in 2004, 2003, and 2002, respectively.

     Life of New York has executed Board of Directors' resolutions authorizing Life of New York to borrow up to five percent of Life of New York's prior year admitted assets at any one time on an unsecured basis. These funds are borrowed through an intercompany funding agreement with CAPCO, which generally obtains funding in the money and capital markets. Life of New York did not borrow any money through the use of these resolutions and funding agreements during 2004, 2003, or 2002.

     Life Company also has obtained Board of Directors' authority to loan funds through intercompany lending agreements with CAPCO and FUNDCO. Life Company is authorized to loan excess funds under guidelines established with the Texas Department of Insurance. The Company did not loan any funds during 2004, 2003, and 2002.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The Company purchased securitized notes created by USAA FSB. The notes were purchased on the open market through a third-party broker. The Company had $193,682, $110,722 and $76,450 of securitized notes at carrying value created by USAA FSB at December 31, 2004, 2003, and 2002, respectively.

     The Company owned a 22.77% interest in an affiliated REIT from the USAA Real Estate Limited Partnership at a cost of $33,838 on December 31, 2004.

(8)  Reinsurance
     -----------

     Life Company's general policy is to reinsure that portion of any risk in excess of $600, with a $100 corridor, on the life of any one individual. However, in 1997, Life Company entered into certain reinsurance treaties that are based on a first dollar quota-share pool. Life Company retains 10% of the risk on each life policy up to the normal $600 retention and the remaining 90% is ceded to a coinsurance pool that is placed with a number of reinsurers on a quota-share basis. Once Life Company's retention has been reached, the quota share pool reinsures all of the risk above Life Company's retention. Life of New York's general policy is the same, except that they reinsure that portion of any risk in excess of $200 on the life of any one individual. In order to mitigate the risk of concentration, the Company is party to several reinsurance treaties with various reinsurers.

     The Company ceded Bank Owned Life Insurance (BOLI) business through two reinsurance treaties, one a Yearly Renewable Term (YRT) and one a coinsurance treaty, both of which are with a single reinsurer on a first dollar basis, with the Company retaining 50% of the business under the coinsurance arrangement. The YRT treaty covers the remaining retained 50%. Assets backing the coinsurance reserves held by the reinsurer are held in a trust by the reinsurer. This trust arrangement reduces the credit risk associated with the high reserve liability held by the reinsurer for the Company.

     The ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, but the reinsuring company assumes responsibility to reimburse the Company for the related liability.

     Life insurance in force in the amounts of $4,280,422, $4,567,162 and $4,817,402 are ceded on a yearly renewable term basis and $108,940,154, $86,437,280 and $66,414,798 are ceded on a coinsurance basis at December 31, 2004, 2003, and 2002, respectively.

     Reinsurance amounts recoverable related to insurance reserves, funds on deposit, and paid losses totaled $930,820 and $810,491 at December 31, 2004 and 2003, respectively. Premium revenues and interest credited to policyholders were reduced by $212,080, $170,496 and $140,041 for reinsurance premiums ceded during the years ended December 31, 2004, 2003, and 2002, respectively. Losses, benefits and settlement expenses were reduced by $197,210, $163,605 and $114,812 for reinsurance recoverables during the years ended December 31, 2004, 2003, and 2002, respectively.

     Life Company assumes business through various assumption agreements, with most of the business assumed on a yearly renewable term basis. Such premium amounts were not significant in 2004, 2003, and 2002.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The effect of reinsurance on premiums was as follows:

                                                                                  2004       2003       2002
                                                                                  ----       ----       ----

     Direct Premiums                                                          $ 690,644     650,076    617,047
     Reinsurance Assumed                                                         10,182       8,748      8,242
     Reinsurance Ceded                                                         (212,079)   (170,495)  (140,041)
                                                                               ---------   ---------  ---------
     Net Premiums                                                             $ 488,747     488,329    485,248
                                                                               =========   =========  =========

(9)  Deferred policy acquisition costs and future policy benefits
     ------------------------------------------------------------

     Deferred policy  acquisitions costs and premiums are summarized below:

                                                                                      Accident
                                                          Life           Annuity     and Health      Total
                                                          ----           -------     ----------      -----
     Balance at December 31, 2001                       $  223,788        65,752      23,998        313,537
                                                         ----------      --------    --------      ---------

       Addition of Deferred Acquisition Cost                33,692         9,502       3,455         46,649
       Amortization of Deferred Acquisition Cost           (15,979)       (2,105)    (10,248)       (28,331)
       Fair value adjustment                                   288           478           -            765
                                                         ----------      --------    --------      ---------
       Net change                                           18,001         7,875      (6,793)        19,083
                                                         ----------      --------    --------      ---------

     Balance at December 31, 2002                          241,789        73,627      17,205        332,620
                                                         ----------      --------    --------      ---------

       Addition of Deferred Acquisition Cost                28,856         6,336       3,143         38,335
       Amortization of Deferred Acquisition Cost           (15,232)      (13,397      (2,134)       (30,763)
       Fair value adjustment                                  (351)         (561)          -           (912)
                                                         ----------      --------    --------      ---------
       Net change                                           13,273        (7,622)      1,009          6,660
                                                         ----------      --------    --------      ---------

     Balance at December 31, 2003                          255,062        66,005      18,213        339,280
                                                         ----------      --------    --------      ---------

       Addition of Deferred Acquisition Cost                24,354         3,966       2,338         30,658
       Addition of Sales Inducements                             -         2,615           -          2,615
       Amortization of Deferred Acquisition Cost           (25,568)      (16,941)     (1,842)       (44,351)
       Amortization of Sales Inducements                         -             -           -              -
       Fair value adjustment                                     -             -           -              -
                                                         ----------      --------    --------      ---------

       Net change                                           (1,214)      (10,360)                   (11,078)
                                                          ----------      --------    --------      ---------

                                                         ==========      ========    ========      =========
     Balance at December 31, 2004                       $  253,848        55,645      18,709        328,202
                                                         ==========      ========    ========      =========

                                                                                                 (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The liabilities for future policy benefits and related insurance in force at December 31, 2004 and 2003 are summarized below:

                                                      Future Policy Benefits
                                                   ----------------------------
                                                        2004           2003
                                                    ------------  --------------
     Life and Annuity:
     Life                                          $  1,687,172    1,489,959
     Annuity                                            611,953      585,067
                                                   ------------    ---------
       Total life and annuity                      $  2,299,125    2,075,026
                                                   ============    =========

                                                   ------------    ---------
       Accident and health                         $     81,929       89,792
                                                   ============    =========

                                                       Insurance in Force
                                                   ----------------------------
                                                        2004           2003
                                                    ------------  --------------
     Life and annuity:
     Individual                                   $  64,024,343   64,414,344
     Credit life                                      1,245,298      921,290
     Group                                            2,574,977    2,495,206
                                                   ------------    ---------
       Total life and annuity                     $  67,844,618   67,830,840
                                                   ============    =========

     Life Insurance and Annuities:

     Interest assumptions used in the calculation of future policy benefits for Traditional Life Policies are as follows:

     Participating term                   9.28%
     Participating permanent              5.56% to 9.16%
     Non - Participating term             4.31% to 8.91%
     Non - Participating permanent        4.81% to 7.09%

     Future policy benefits for Payout Annuities use the original pricing interest rates.

     Mortality and lapse assumptions are based on the Company's experience.

     Health Insurance:

     Interest assumptions used for future policy benefits on the health policies are calculated using a level interest rate of 6%.

     Reserves for incurred claims and claims adjustment expenses included in accident and health reserves attributable to insured events of prior years has decreased by $7,018 and $6,659 in 2004 and 2003, respectively, and increased by $4,071 in 2002 as a result of reestimation of unpaid claims and claims adjustment expenses principally on accident and health lines of insurance. These changes are generally the result of ongoing analysis of recent claim development trends. Original estimates are increased or decreased, as additional information becomes known regarding individual claims.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)

     Morbidity for Income Replacement policies for active lives is based on a modified 1985 CIDA (Commissioners Individual Disability Tables A) and for disabled lives is based on the 1985 CIDA. Morbidity for In Hospital Cash policies is based on the 1966-67 Intercompany Experience table.

     The Active Life Reserves for Issue Age Standardized Medicare Supplement Plans and Attained Age Standardized Medicare Supplement Plans are valued on a net level basis using 6% interest, and each uses different modifications of 1994 Tillinghast claim costs study.

     Termination assumptions are based on Life Company and industry experience.

(10) Capital stock
     -------------

     The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock, 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F issued at $100 par value. The Company has outstanding 200,000 shares of Series G Annually Adjustable Noncumulative Perpetual Preferred Stock at $100 par value. All of the preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A through G preferred stock. The dividend rate for the Series A through F preferred stock is equal to 65% of the cost of the funds for CAPCO on commercial paper having a 180-day maturity on the first business day of each dividend period. The dividend rate for the Series G preferred stock is 6.16% through December 15, 2006 when the rate will reset using the five-year U.S. Treasury rate plus 1.75%. The preferred stock has a liquidation value of $100 per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, Series F, and Series G at par value plus accrued and unpaid dividends. Preferred stock dividends of $1,803, $1,684, and $1,991 were paid in 2004, 2003, and 2002, respectively.

     The Company has authorized 30,000 shares of common capital stock, $100 par value, of which 25,000 shares were issued and outstanding at December 31, 2004, 2003, and 2002. Dividends of $50,000, $51,219 and $6,000 were paid in cash on the common stock during 2004, 2003, and 2002.

(11) Unassigned surplus and dividend restrictions
     --------------------------------------------

     The Texas Department of Insurance limits the payment of ordinary dividends to shareholders. The maximum ordinary dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31, less any dividends made within the preceding 12 months. As a result, ordinary dividend payments to shareholders are limited to approximately $133,020 in 2005. Dividends are paid at the discretion of the Board of Directors.

     The Texas Department of Insurance imposes minimum risk-based capital (RBC) requirements on insurance companies that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of a company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Life Company's and its subsidiaries' current statutory capital and surplus are in excess of the threshold RBC requirements.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


(12) Business segments
     -----------------

     The significant business segments of the Company are life insurance, annuity products, and health insurance that are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual accident and health policies.

     The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 2004, 2003, and 2002:

                                           2004           2003          2002
                                           ----           ----          ----
     Revenues:
     ---------
     Premiums:
       Life                          $    320,116        326,412       322,485
       Annuity                             40,060         30,421        27,356
       Health                             128,571        131,496       135,407
                                     -------------   ------------   -----------
                                          488,747        488,329       485,248
                                     -------------   ------------   -----------

     Investment income, net:
       Life                               177,289        176,815       180,598
       Annuity                            325,719        295,619       288,691
       Health                               3,371          3,388         4,386
                                     -------------   ------------   -----------
                                          506,379        475,822       473,675
                                     -------------   ------------   -----------

     Realized capital gains (losses),
     net:
       Life                                  (525)          (231)       (9,748)
       Annuity                              2,394          3,521       (11,396)
       Health                                  55              -             -
                                     -------------   ------------   -----------
                                            1,924          3,290       (21,144)
                                     -------------   ------------   -----------

     Fees, sales, loan income and other
     revenues:
       Life                                91,809         75,964        64,516
       Annuity                             39,040         20,030        18,177
       Health                              17,912         21,450        18,752
                                     -------------   ------------   -----------
                                          148,761        117,444       101,445
                                     -------------   ------------   -----------

       Total revenues:               $  1,145,811      1,084,885     1,039,224
                                     =============   ============   ===========

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


                                          2004           2003         2002
                                          ----           ----         ----

     Income before income taxes:
     ---------------------------
       Life                           $   128,538       116,220       88,671
       Annuity                             45,512        42,979       37,842
       Health                              40,248        35,675        4,415
                                      ------------   -----------  -----------
                                      $   214,298       194,874      130,928
                                      ------------   -----------  -----------

     Federal income tax expense:
     ---------------------------
       Life                           $    45,285        38,311       30,755
       Annuity                             16,034        15,017       13,700
       Health                              14,167        12,464        1,594
                                      ------------   -----------  -----------
                                      $    75,486        65,791       46,049
                                      ------------   -----------  -----------

     Total assets:
     -------------
       Life                           $ 4,918,489     4,715,505    4,368,493
       Annuity                          6,946,248     6,390,588    5,949,531
       Health                              90,884        89,497       58,549
                                      ------------   -----------  -----------
                                      $11,955,621    11,195,590   10,376,573
                                      ------------   -----------  -----------

(13) Employee benefit plans
     ----------------------

     (a)  Pension plan
          ------------

          Substantially all employees are covered under a pension plan administered by USAA, which is accounted for on a group basis. The benefits are determined based on years of service and the employee's final average pay as defined in the plan, at the date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $3,065, $2,637, and $2,897 in 2004, 2003, and 2002,
          respectively. Included in other prepaid expense at December 31, 2004, 2003, and 2002 is a prepaid asset of $21,795, $16,934 and $15,665, respectively, which represents the excess of net periodic pension cost allocated to the Company over its allocated funding requirements. The amount contributed by the Company to the plan for years ended December 31, 2004, 2003, and 2002 was $7,925, $3,906, and $18,695,
          respectively.

     (b)  Post retirement benefit plan
          ----------------------------

          Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The post retirement benefit cost allocated to the Company based on the number of employees was $1,382, $1,496 and $1,907 in 2004, 2003, and 2002,
          respectively. Included in other liabilities at December 31, 2004, 2003, and 2002 is a liability of $7,175, $9,903 and $8,407, respectively, which represents the excess of net periodic post retirement benefit cost allocated to the Company over its allocated funding requirements. The amount contributed by the Company to the plan for years ended December 31, 2004, 2003, and 2002 was $4,110, $0, and $0, respectively.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     (c)  Contributory retirement plan
          ----------------------------

          Substantially all employees of the Company are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. During the first three years of credited service, the Company's contributions are nonvested, and after three years of credited service, the Company's contributions become fully vested. In 2004, 2003, and 2002, the Company's contributions to the plan totaled $2,244, $2,410, and $2,848, respectively.

(14) Separate accounts
     -----------------

     The Separate Account of USAA Life Insurance Company and the Life Insurance Separate Account of USAA Life Insurance Company (Separate Accounts) are segregated asset accounts established under Texas law through which Life Company invests the premium payments received from contract owners and policy owners, respectively. The Separate Accounts included seed money of Life Company in the amount of $0, $8,509 and $6,624 as of December 31, 2004, 2003, and 2002, respectively. The Separate Accounts repaid the seed money to Life Company during 2004. The assets of the Separate Accounts are the property of Life Company. However, only the assets of the Separate Accounts in excess of the reserves, and other contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business Life Company may conduct. In accordance with the contracts and policies, income, gains and losses, whether or not realized, are credited to, or charged against the Separate Accounts and excluded from Life Company. Life Company's obligations arising under the contracts and policies are general corporate obligations.

     Each Separate Account currently is divided into eighteen variable fund accounts, each of which invests in a corresponding fund. The funds that are available under this contract or policy include five funds of the USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Series I, the Growth Portfolio of the Alger American Funds, three funds of the Fidelity VIP portfolio, and eight funds of the Vanguard Variable Insurance Fund. The accumulated unit value of the contract or policy in a variable fund account will vary, primarily based on the investment experience of the Fund in whose shares the variable funds account invest. The value of the funds' securities is carried at fair value.

     Life Company incurs mortality expenses on behalf of the Separate Accounts' contract holders and policy owners. Life Company also incurs administrative expenses on behalf of contract and policy owners. Life Company collects fees for these expenses from both contract holders and policy owners at set amounts. In addition, Life Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreement. Life Company, out of its general account, has agreed to pay directly, or reimburse the Trust, for Trust expenses exceeding established limits. Such reimbursements were not significant in 2004, 2003, and 2002.

                                                                     (Continued)

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


     The Company does not index or guarantee any of the Separate Account performance. There is a guaranteed minimum death benefit on the Company's variable annuity products. This benefit returns the greater of the account balance or the accumulated premiums net of withdrawals upon the annuitant's death. The Company's variable universal life products carry a death benefit guaranteeing that the Company will not lapse a contract whose fund values are insufficient to cover monthly charges if the policyholder has paid their target premiums. This guarantee is in effect only until the fifth policy anniversary. These guarantees are deemed immaterial to the Company. The Separate Account balances subject to these benefits total $386,815 and $353,446 as of December 31, 2004 and 2003, respectively. In addition to these death benefits, the Company also has contracts in annuity payout mode on which the Company guarantees to make payments for the lifetime of the annuitant. The reserves for these guaranteed payments are estimated to total $886 and $372 as of December 31, 2004 and 2003, respectively.

(15) Commitments and contingencies
     -----------------------------

     The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policy holders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

     There are currently several insurance companies that have substantial amounts of life, annuity and health business in the process of liquidation or rehabilitation. The Company paid $78 and $37 and received net refunds of $78 from various state guaranty associations during the years ended December 31, 2004, 2003, and 2002, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 2004, 2003, and 2002, other liabilities include $7,861, $8,070 and $7,636 respectively, related to estimated assessments.

     The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     1. Part A of the Registration Statement. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 1996 through December 31, 2004, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995).

     2. Part B of the Registration Statement.

         (a) The most recent audited financial statements of the Separate Account as of December 31, 2004 and for each of the years or periods presented.
         (b) The consolidated financial statements of USAA Life Insurance Company as of December 31, 2004, and for each of the years in the three-year period ended December 31, 2004.

(b)  Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

     2.       Not Applicable.

     3. (a) Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)
         (b) Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003(9)

     4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements.(3)
         (b)  TSA Loan Endorsement.(3)
         (c)  Elimination of Fixed Fund Withdrawal Charge Endorsement.(5)

     5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.(3)
         (b)  Telephone Authorization Form.(3)
         (c)  Section 1035 Exchange Form.(3)

     6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended.(5)
         (c)  Bylaws of USAA Life Insurance Company, as amended April 20,
              2004(9)

     7. Not Applicable.

     8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995.(3)

                                  VA PART C -- 1

         (b) Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003(7).

         (c) Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company(7).

         (f)  (i)   Amended Participation Agreement by and between Scudder
                    Variable Life Investment Fund and USAA Life Insurance
                    Company, dated February 3, 1995, and amended, May 21,
                    1998.(4)

              (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

              (iii) Amended Reimbursement Agreement by and between Scudder
                    Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998.

         (g)  (i)   Amended Participation Agreement by and between The Alger
                    American Fund, Fred Alger Management, Inc., Fred Alger &
                    Company, Incorporated and USAA Life Insurance Company, dated
                    December 16, 1994, as amended, March 16, 1998.(3)

              (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

         (h) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

         (i) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001.(6)

     9. Opinion and Consent of Counsel concerning the legality of the securities being registered.(9)

     10. Consent of Independent Registered Public Accountants Ernst & Young LLP and KPMG LLP. (Filed herewith)

     11. The following Powers of Attorney and Consents:
         (a) Power of Attorney for Robert G. Davis.(2)
         (b) Power of Attorney for Russell A. Evenson.(7)
         (c) Powers of Attorney for Kristi A. Matus, and Steven A. Bennett(8)

     12. Not Applicable.

     13. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994.(3)

         (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

14. Not applicable.

                                  VA PART C -- 2

------------

(1) Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
(2) Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
(3) Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
(4) Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
(5) Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
(6) Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.
(7) Previously filed on May 1, 2003 in Post-Effective Amendment No. 11 to this Registration Statement
(8) Previously filed on April 20, 2004 in Post-Effective Amendment No. 12 to this Registration Statement
(9) Previously filed on February 24, 2005 in Post-Effective Amendment No. 13 to this Registration Statement


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

         DIRECTORS:                                       POSITIONS & OFFICES ON THE BOARD:
         ----------                                       ---------------------------------
         Robert G. Davis                                  Director and Chair
         Kristi A. Matus                                  Director and Vice Chair
         Steven A. Bennett                                Director
         Russell A. Evenson                               Director
         Josue Robles, Jr.                                Director

         OFFICERS (OTHER THAN DIRECTORS):

         NAME:                                            POSITIONS & OFFICES WITH USAA LIFE:
         -----                                            -----------------------------------
         Kristi A. Matus                                  President and Chief Executive Officer
         Lynda C. Cabell                                  Senior Vice President and Assistant Treasurer
         Russell A. Evenson                               Senior Vice President
         David M. Holmes                                  Senior Vice President and Treasurer
         Mark S. Howard                                   Senior Vice President, Secretary and Counsel
         Sharon L. Kaminsky                               Senior Vice President
         Mark S. Rapp                                     Senior Vice President
         Edwin T. McQuiston                               Senior Vice President and Assistant Treasurer
         Amy D. Cannefax                                  Vice President
         Pattie S. McWilliams                             Vice President
         W. James Nabholz                                 Vice President and Assistant Secretary
         Allen R. Pierce, Jr.                             Vice President
         Phillip N. Beyer                                 Assistant Vice President
         Brenda E. Davis                                  Assistant Vice President
         Michael P. Egan                                  Assistant Vice President
         Jeffrey G. Nordstrom                             Assistant Vice President
         Layne C. Roetzel                                 Assistant Vice President and Privacy-Compliance
         Diana L. Scheel                                  Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with

                                  VA PART C -- 3
companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed herewith and incorporated by reference in response to this item.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2004, there were 8,146 owners of Contracts covered by this Registration Statement.


ITEM 28. INDEMNIFICATION

The information called for by this Item is incorporated herein by reference to
Article IX of the Bylaws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the Commission), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. USAA Investment Management Company (USAA IMCO) is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Management. Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.



                                  VA PART C -- 4

         DIRECTORS:                                       POSITIONS & OFFICES WITH USAA IMCO
         ----------                                       ----------------------------------
         Christopher W. Claus                             Director and Chair
         Terri L. Luensmann                               Director

         OFFICERS:                                        POSITIONS WITH USAA IMCO:
         ---------                                        -------------------------
         Christopher W. Claus                             CEO and President
         Clifford A. Gladson                              Senior Vice President, Fixed Income Investments
         David M. Holmes                                  Senior Vice President and Treasurer
         Mark S. Howard                                   Senior Vice President, Secretary and Counsel
         Terri L. Luensmann                               Senior Vice President, Investment Operations
         Mark S. Rapp                                     Senior Vice President, Marketing
         Stuart H. Wester                                 Vice President, Equity Investments
         Eileen M. Smiley                                 Vice President and Assistant Secretary
         David H. Smith                                   Assistant Vice President, Compliance

(c) Not Applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (Statement), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

(d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of


                                  VA PART C -- 5

1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 28 day of April, 2005.


                                Separate Account of
                                USAA Life Insurance Company
                                (Registrant)

                         By:    USAA Life Insurance Company
                                (On behalf of Registrant and itself)

                         By:     /s/ Kristi A. Matus
                                 ------------------------------------
                                 Kristi A. Matus
                                 President and Chief Executive Officer


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                          (TITLE)                           (DATE)



-----------------
Robert G. Davis                 Chair                           April 28, 2005

/s/ Kristi A. Matus
-------------------
Kristi A. Matus                 Vice Chair, President and       April 28, 2005
                                Chief Executive Officer
                                (Principal Executive Officer)

/s/ Russell A. Evenson
----------------------
Russell A. Evenson              Director                        April 28, 2005

/s/ David M. Holmes
-------------------
David M. Holmes                 Senior Vice President           April 28, 2005
                                (Principal Accounting and
                                Financial Officer)

/s/ Steven A. Bennett
---------------------
Steven A. Bennett               Director                        April 28, 2005

/s/ Josue Robles, Jr.
---------------------
Josue Robles, Jr.               Director                        April 28, 2005


                                  VA PART C -- 6

                                  EXHIBIT INDEX

EXHIBIT
--------------------------------------------------------------------------------

1. Persons Controlled By or Under Common Control with the Depositor or Registrant.
2.              Consent of Ernst & Young LLP
3.              Consent of KPMG LLP























                                  VA PART C -- 7